UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

ITEM 1.    REPORTS TO STOCKHOLDERS.

Semiannual Report

March 31, 2012

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Fund

Waddell & Reed Advisors Cash Management

CONTENTS

Waddell & Reed Advisors Funds

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Waddell & Reed Advisors Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2	SEMIANNUAL REPORT	2012

PRESIDENT’S LETTER

Waddell & Reed Advisors Funds	MARCH 31, 2012 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder:

The U.S. economic recovery has continued since our last report to you leading to equities posting impressive gains. The improvements on the European debt crisis have led to a major sentiment boost worldwide.

For the six months ending March 31, 2012, the S&P 500 Index increased 25.89 percent, (including reinvested dividends), and in March touched its highest point since summer 2008. International equity markets, as represented by the MSCI EAFE Index, were up 14.56 percent (including reinvested dividends), over the six month period. By contrast, fixed-income markets, as measured by the Citigroup Broad Based Investment Grade Index, returned 1.35 percent over the period.

Many have noted that U.S. equities did well after the first quarter last year, but then gave back the gains over the summer. Are we set up for that again? Certainly, some of the economic performance that boosted stocks during 2012’s January to March period was related to record-setting warm weather. The full impact of weather pulling activity from the second quarter into the first won’t be clear for some time. While there was some benefit, it was probably not a great amount.

In addition to the impact of the weather, it is important to note that we avoided a major negative economic shock in the first quarter of calendar 2012. Oil prices have moved higher in connection with rising tensions between Iran and Israel, but the magnitude has not been as great as a year ago and has stabilized recently. Fortunately, the great disruption from Japan also has not been repeated.

Certainly, it is not time to sound an “all clear” for equities. We know that the market will be influenced by several factors in the months ahead, most notably the U.S. election. Looking internationally, Middle East tensions are a continuing concern and the situation in Europe, while improved, is in no way resolved. There are, however, clear positive signs. Although unemployment remains high, it has improved more quickly than most forecasters predicted. Additionally, monetary policy remains extremely accommodative and the Federal Reserve has extended its commitment to low interest rates into 2014.

We will continue monitoring these and other economic developments in the months ahead but will be paying special attention to the presidential election, which we believe will be among the most important in recent history, and unemployment, which may be the key factor influencing both the election and the markets.

Economic Snapshot

	3/31/12	9/30/11
S&P 500 Index	1,408.47	1,131.42
MSCI EAFE Index	1,553.46	1,373.33
10 Year Treasury Yield	2.23%	1.92%
U.S. unemployment rate	8.2%	9.1%
30-year fixed mortgage rate	3.97%	4.03%
Oil price per barrel	$103.02	$79.20

Sources: Bloomberg, U.S. Department of Labor

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. Citigroup Broad Investment Grade Index is an unmanaged index comprised of securities that represent the bond market. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued trust and partnership, and encourage you to share in our optimism for the future.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Waddell & Reed Advisors Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2012	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2012.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 9-30-11	Ending Account Value 3-31-12	Expenses Paid During Period*	Beginning Account Value 9-30-11	Ending Account Value 3-31-12	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Bond Fund
Class A	$1,000	$1,019.40	$4.85	$1,000	$1,020.18	$4.85	0.97%
Class B	$1,000	$1,013.30	$10.87	$1,000	$1,014.17	$10.88	2.17%
Class C	$1,000	$1,014.70	$9.37	$1,000	$1,015.66	$9.37	1.87%
Class Y	$1,000	$1,020.90	$3.33	$1,000	$1,021.69	$3.34	0.66%
Cash Management
Class A	$1,000	$1,000.10	$1.50	$1,000	$1,023.52	$1.52	0.30%
Class B**	$1,000	$1,000.10	$1.50	$1,000	$1,023.52	$1.52	0.30%
Class C**	$1,000	$1,000.10	$1.50	$1,000	$1,023.53	$1.52	0.30%
Global Bond Fund
Class A	$1,000	$1,053.20	$6.26	$1,000	$1,018.91	$6.16	1.22%
Class B	$1,000	$1,047.10	$12.18	$1,000	$1,013.09	$11.98	2.38%
Class C	$1,000	$1,048.60	$10.45	$1,000	$1,014.78	$10.28	2.05%
Class Y	$1,000	$1,057.70	$4.22	$1,000	$1,020.91	$4.14	0.82%

4	SEMIANNUAL REPORT	2012

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 9-30-11	Ending Account Value 3-31-12	Expenses Paid During Period*	Beginning Account Value 9-30-11	Ending Account Value 3-31-12	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Government Securities Fund
Class A	$1,000	$997.20	$4.99	$1,000	$1,020.00	$5.05	1.00%
Class B	$1,000	$991.30	$10.75	$1,000	$1,014.21	$10.88	2.16%
Class C	$1,000	$993.00	$9.07	$1,000	$1,015.92	$9.17	1.82%
Class Y	$1,000	$998.70	$3.40	$1,000	$1,021.59	$3.44	0.68%
High Income Fund
Class A	$1,000	$1,137.20	$5.88	$1,000	$1,019.55	$5.55	1.09%
Class B	$1,000	$1,130.90	$11.72	$1,000	$1,013.95	$11.08	2.21%
Class C	$1,000	$1,132.60	$10.13	$1,000	$1,015.50	$9.57	1.90%
Class Y	$1,000	$1,138.90	$4.17	$1,000	$1,021.12	$3.94	0.78%
Municipal Bond Fund
Class A	$1,000	$1,045.80	$4.40	$1,000	$1,020.66	$4.34	0.87%
Class B	$1,000	$1,040.50	$9.49	$1,000	$1,015.70	$9.37	1.86%
Class C	$1,000	$1,041.20	$8.88	$1,000	$1,016.30	$8.77	1.74%
Municipal High Income Fund
Class A	$1,000	$1,058.70	$4.63	$1,000	$1,020.53	$4.55	0.89%
Class B	$1,000	$1,053.70	$9.45	$1,000	$1,015.76	$9.27	1.85%
Class C	$1,000	$1,054.30	$8.94	$1,000	$1,016.34	$8.77	1.73%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended March 31, 2012, and divided by 366.

**	Class B and Class C are not available for direct investments.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

2012	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS

Bond Fund	ALL DATA IS AS OF MARCH 31, 2012 (UNAUDITED)

Asset Allocation

Bonds	95.8%
Corporate Debt Securities	58.7%
United States Government and Government Agency Obligations	31.8%
Mortgage-Backed Securities	2.3%
Other Government Securities	1.8%
Municipal Bonds–Taxable	1.2%
Cash and Cash Equivalents	4.2%

Lipper Rankings

Category: Lipper Corporate Debt Funds A Rated	Rank	Percentile
1 Year	22/116	19
3 Year	85/98	86
5 Year	74/90	82
10 Year	43/58	73

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	89.1%
AAA	3.3%
AA	36.1%
A	27.9%
BBB	21.8%
Non-Investment Grade	6.7%
BB	6.0%
Below CCC	0.0%
Non-rated	0.7%
Cash and Cash Equivalents	4.2%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

6	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.4%
Bombardier Inc., 7.500%, 3–15–18 (A)	$13,350	$14,685
Honeywell International Inc., 5.000%, 2–15–19	5,000	5,862

		20,547

Apparel Retail – 1.1%
Limited Brands, Inc.:
8.500%, 6–15–19	3,000	3,548
7.000%, 5–1–20	10,676	11,903
5.625%, 2–15–22	1,710	1,725

		17,176

Automotive Manufacturers – 0.5%
Volkswagen International Finance N.V., 2.375%, 3–22–17 (A)	7,000	7,022

Biotechnology – 1.1%
Amgen Inc.:
6.150%, 6–1–18	12,500	14,973
5.700%, 2–1–19	2,000	2,305

		17,278

Brewers – 2.1%
Anheuser-Busch InBev Worldwide Inc., 5.375%, 1–15–20	12,000	14,098
SABMiller plc, 6.500%, 7–15–18 (A)	15,000	18,198

		32,296

Broadcasting – 1.5%
CBS Corporation, 8.875%, 5–15–19	13,076	17,175
NBCUniversal Media, LLC, 5.150%, 4–30–20	5,297	5,993

		23,168

Cable & Satellite – 2.6%
Comcast Cable Communications, Inc., 8.500%, 5–1–27	5,250	7,109
Comcast Corporation, 5.150%, 3–1–20	7,000	8,051
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.500%, 3–1–16	9,000	9,451
Time Warner Inc., 4.750%, 3–29–21	12,250	13,448

		38,059

Coal & Consumable Fuels – 0.2%
Peabody Energy Corporation, 6.500%, 9–15–20	3,000	3,000

Computer & Electronics Retail – 0.3%
Best Buy Co., Inc., 3.750%, 3–15–16	5,000	5,041

Consumer Finance – 2.3%
American Express Credit Corporation, 2.750%, 9–15–15	5,000	5,188
Capital One Financial Corporation, 3.150%, 7–15–16	15,000	15,345

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Consumer Finance (Continued)
Ford Motor Credit Company LLC:
3.875%, 1–15–15	$4,000	$4,039
7.000%, 4–15–15	10,000	10,924

		35,496

Data Processing & Outsourced Services – 1.5%
Fidelity National Financial, Inc., 6.600%, 5–15–17	11,430	12,100
Western Union Company (The), 3.650%, 8–22–18	10,000	10,689

		22,789

Distillers & Vintners – 1.0%
Diageo Capital plc, 5.750%, 10–23–17	12,000	14,419

Diversified Banks – 2.6%
HSBC Holdings plc, 5.100%, 4–5–21	16,000	17,290
U.S. Bancorp, 4.125%, 5–24–21	10,000	10,750
Wells Fargo & Company, 3.676%, 6–15–16 (B)	11,000	11,744

		39,784

Diversified Capital Markets – 0.5%
Credit Suisse AG, 3.500%, 3–23–15	7,000	7,296

Diversified Chemicals – 1.7%
Dow Chemical Company (The), 8.550%, 5–15–19	11,207	14,683
E.I. du Pont de Nemours and Company, 5.750%, 3–15–19	9,000	10,860

		25,543

Diversified Metals & Mining – 0.9%
Rio Tinto Finance (USA) Limited, 3.750%, 9–20–21	13,500	13,931

Education Services – 0.2%
Trustees of Princeton University (The), 4.950%, 3–1–19	3,000	3,482

Electric Utilities – 2.3%
Detroit Edison Company (The), 3.900%, 6–1–21	11,625	12,435
NextEra Energy Capital Holdings, Inc., 7.875%, 12–15–15	10,000	12,021
PacifiCorp, 2.950%, 2–1–22	11,000	10,840

		35,296

Electrical Components & Equipment – 0.2%
Emerson Electric Co., 4.875%, 10–15–19	2,500	2,873

Electronic Manufacturing Services – 1.1%
Jabil Circuit, Inc.:
8.250%, 3–15–18	9,350	10,869
5.625%, 12–15–20	5,480	5,754

		16,623

2012	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Environmental & Facilities Services – 1.8%
Republic Services, Inc., 4.750%, 5–15–23	$12,000	$13,113
Waste Management, Inc., 4.600%, 3–1–21	13,299	14,599

		27,712

Fertilizers & Agricultural Chemicals – 0.3%
Potash Corporation of Saskatchewan Inc., 3.250%, 12–1–17	4,500	4,778

Forest Products – 1.0%
Georgia-Pacific LLC, 5.400%, 11–1–20 (A)	14,000	15,623

Health Care Services – 1.9%
Medco Health Solutions, Inc.:
7.125%, 3–15–18	9,000	10,777
4.125%, 9–15–20	5,500	5,611
Quest Diagnostics Incorporated, 3.200%, 4–1–16	11,000	11,526

		27,914

Health Care Supplies – 0.4%
DENTSPLY International Inc., 4.125%, 8–15–21	5,500	5,606

Home Improvement Retail – 1.1%
Home Depot, Inc. (The), 4.400%, 4–1–21	15,000	16,804

Household Appliances – 0.1%
Controladora Mabe, S.A. de C.V., 6.500%, 12–15–15 (A)	2,000	2,100

Household Products – 1.0%
Procter & Gamble Company (The), 8.000%, 9–1–24	10,000	14,468

Industrial Conglomerates – 1.3%
General Electric Capital Corporation, 5.625%, 5–1–18	13,000	15,064
Westinghouse Electric Corporation, 8.875%, 6–14–14	4,500	5,090

		20,154

Integrated Oil & Gas – 0.6%
Shell International Finance B.V., 4.375%, 3–25–20	8,500	9,723

Integrated Telecommunication Services – 1.5%
AT&T Inc., 5.800%, 2–15–19	1,500	1,780
Verizon Communications Inc., 8.750%, 11–1–18	15,700	21,300

		23,080

Investment Banking & Brokerage – 1.7%
Goldman Sachs Group, Inc. (The), 5.375%, 3–15–20	13,000	13,212
Morgan Stanley, 4.100%, 1–26–15	12,450	12,493

		25,705

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

IT Consulting & Other Services – 0.4%
International Business Machines Corporation, 7.625%, 10–15–18	$4,000	$5,334

Life & Health Insurance – 0.7%
MetLife Global Funding I, 2.500%, 9–29–15 (A)	5,500	5,666
Prudential Financial, Inc., 4.750%, 9–17–15	5,000	5,428

		11,094

Multi-Utilities – 2.4%
Dominion Resources, Inc., 5.250%, 8–1–33	7,500	8,343
Duke Energy Carolinas, LLC, 4.300%, 6–15–20	3,250	3,624
Duke Energy Indiana, Inc., 3.750%, 7–15–20	7,000	7,396
NorthWestern Corporation, 6.340%, 4–1–19	7,000	8,072
Pacific Gas and Electric Company, 3.500%, 10–1–20	8,000	8,284

		35,719

Office Electronics – 1.1%
Xerox Corporation, 6.350%, 5–15–18	14,100	16,355

Oil & Gas Equipment & Services – 2.4%
Baker Hughes Incorporated, 3.200%, 8–15–21 (A)	3,000	3,019
Enterprise Products Operating LLC, 4.050%, 2–15–22	5,000	5,176
Halliburton Company:
6.150%, 9–15–19	7,000	8,528
6.750%, 2–1–27	4,950	6,016
Schlumberger Investment S.A. (GTD by Schlumberger Limited), 3.300%, 9–14–21 (A)	2,500	2,532
Schlumberger S.A. (GTD by Schlumberger Limited), 2.650%, 1–15–16 (A)	9,500	9,875

		35,146

Oil & Gas Storage & Transportation – 1.4%
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (A)	8,983	9,609
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14	4,500	4,963
Tennessee Gas Pipeline Company, 7.000%, 3–15–27	6,000	6,861

		21,433

Other Diversified Financial Services – 2.5%
Bank of America Corporation:
3.625%, 3–17–16	8,000	7,984
6.500%, 8–1–16	3,000	3,298
ING Bank N.V., 4.000%, 3–15–16 (A)	7,000	7,085
JPMorgan Chase & Co., 6.000%, 1–15–18	17,000	19,660

		38,027

8	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Packaged Foods & Meats – 1.1%
H.J. Heinz Company, 3.125%, 9–12–21	$3,500	$3,503
Kraft Foods Inc., 5.375%, 2–10–20	12,000	13,868

		17,371

Paper Products – 0.1%
Westvaco Corporation, 7.500%, 6–15–27	910	1,015

Pharmaceuticals – 1.7%
Express Scripts, Inc., 3.125%, 5–15–16	7,000	7,288
GlaxoSmithKline Capital Inc., 5.650%, 5–15–18	7,500	9,055
Johnson & Johnson, 5.150%, 7–15–18	6,000	7,237
Novartis Capital Corporation, 4.400%, 4–24–20	2,000	2,267

		25,847

Property & Casualty Insurance – 0.7%
Berkshire Hathaway Inc., 3.750%, 8–15–21	10,000	10,325

Railroads – 0.9%
Burlington Northern Santa Fe, LLC:
3.450%, 9–15–21	4,000	4,062
3.050%, 3–15–22	9,000	8,846

		12,908

Restaurants – 0.7%
YUM! Brands, Inc., 6.250%, 3–15–18	8,310	9,897

Semiconductors – 0.5%
Broadcom Corporation, 2.375%, 11–1–15	7,530	7,838

Soft Drinks – 0.2%
Bottling Group, LLC, 5.125%, 1–15–19	2,800	3,270

Specialty Chemicals – 1.1%
Lubrizol Corporation (The), 8.875%, 2–1–19	12,000	16,256

Systems Software – 0.9%
CA, Inc., 5.375%, 12–1–19	13,000	14,166

Water Utilities – 0.2%
California Water Service Company, 5.875%, 5–1–19	3,000	3,500

Wireless Telecommunication Service – 1.9%
America Movil, S.A.B. de C.V., 5.000%, 3–30–20	12,000	13,340
American Tower Corporation, 5.900%, 11–1–21	14,000	15,426

		28,766

TOTAL CORPORATE DEBT SECURITIES – 58.7%		$889,053
(Cost: $827,935)

MORTGAGE-BACKED SECURITIES	Principal	Value

Commercial Mortgage-Backed Securities – 1.7%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2, 4.783%, 7–10–43 (B)	$327	$327
Deutsche Mortgage and Asset Receiving Corporation COMM 2005-C6 Commercial Mortgage Pass-Through Certificates, 5.144%, 6–10–44	18,500	18,620
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1, 4.719%, 1–15–38	6,000	6,293

		25,240

Non-Agency REMIC/CMO – 0.6%
MASTR Adjustable Rate Mortgage Trust 2005-1, 3.312%, 3–25–35 (B)	6,107	455
Merrill Lynch Mortgage Trust 2005-CIP1, 4.949%, 7–12–38 (B)	6,000	6,322
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1, 2.703%, 2–25–34 (B)	2,389	295
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC, 2.672%, 3–25–34 (B)	3,354	354
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5, 2.890%, 5–25–34 (B)	1,890	40
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10, 4.500%, 9–25–18	2,603	2,676

		10,142

TOTAL MORTGAGE-BACKED SECURITIES – 2.3%		$35,382
(Cost: $45,966)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C, 5.260%, 10–1–18	3,750	4,473

New York – 0.9%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3–1–29 (A)	10,750	13,525

TOTAL MUNICIPAL BONDS – TAXABLE – 1.2%		$17,998
(Cost: $14,500)

OTHER GOVERNMENT SECURITIES
Canada – 0.8%
Province de Quebec, 7.140%, 2–27–26	9,200	12,586

2012	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

OTHER GOVERNMENT SECURITIES	Principal	Value

Israel – 1.0%
State of Israel, 4.000%, 6–30–22	$15,000	$14,829

TOTAL OTHER GOVERNMENT SECURITIES – 1.8%		$27,415
(Cost: $24,244)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.3%
Federal Farm Credit Bank, 4.600%, 1–29–20	7,500	8,738
Federal National Mortgage Association, 2.000%, 3–22–17 (B)	10,500	10,421

		19,159

Mortgage-Backed Obligations – 21.3%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	4,500	4,881
5.000%, 5–15–23	5,246	5,742
5.000%, 9–15–31 (C)	2,188	73
2.500%, 12–15–41	18,000	18,427
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 3–1–19	832	893
4.500%, 10–1–20	3,069	3,293
3.500%, 11–1–20	2,682	2,823
5.000%, 6–1–21	1,286	1,390
6.000%, 7–1–22	1,276	1,383
5.000%, 6–1–23	7,331	7,885
4.000%, 7–1–25	8,695	9,190
4.500%, 6–15–27	5,335	5,541
4.500%, 5–15–32	8,848	9,409
5.500%, 10–1–35	2,011	2,195
4.000%, 11–15–36	5,057	5,258
4.500%, 5–15–39	2,107	2,235
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3–25–18	6,048	6,496
5.000%, 6–25–18	6,359	6,843
3.000%, 3–15–25	11,629	12,090
4.000%, 11–25–32	815	865
5.000%, 7–15–33	10,000	10,316
3.500%, 8–25–33	1,891	1,982
4.500%, 12–25–34	2,652	2,789
4.000%, 10–15–35	11,336	11,910
5.500%, 11–25–36 (C)	11,856	1,734
4.500%, 3–25–37	5,808	6,032
5.500%, 4–25–37	5,825	6,410
4.000%, 3–25–39	3,030	3,115
4.000%, 5–25–39	7,849	8,284
4.500%, 8–15–39	9,872	10,602
4.500%, 6–25–40	7,602	8,190
4.500%, 10–25–40	10,971	11,790
5.000%, 7–25–50	10,393	11,398
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.423%, 2–1–16	5,345	6,032
5.506%, 4–1–17	7,863	8,797
4.000%, 11–1–18	1,524	1,627
4.500%, 6–1–19	2,488	2,674
4.500%, 8–1–19	2,864	3,078
4.500%, 9–1–19	4,473	4,790

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value

Mortgage-Backed Obligations (Continued)
5.000%, 12–1–19	$1,301	$1,411
5.500%, 10–1–21	8,135	8,890
5.500%, 11–1–22	3,058	3,342
5.000%, 9–1–23	6,202	6,700
4.000%, 3–1–24	7,489	7,939
5.000%, 4–1–24	2,429	2,663
4.500%, 7–25–24	2,855	3,072
5.000%, 4–1–25	5,132	5,544
4.000%, 12–1–31	13,725	14,564
5.000%, 6–25–32	1,586	1,639
5.500%, 2–1–33	1,395	1,533
5.000%, 9–1–33	4,130	4,473
5.500%, 2–1–35	4,449	4,924
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	9,618	9,888
2.000%, 3–16–42	17,000	17,152

		322,196

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 22.6%		$341,355
(Cost: $333,625)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 9.2%
United States Treasury Bonds:
8.000%, 11–15–21	8,900	13,511
4.375%, 5–15–41	20,000	23,956
United States Treasury Notes:
2.375%, 2–28–15	14,850	15,639
3.625%, 8–15–19	30,000	34,032
3.625%, 2–15–21	25,000	28,289
3.125%, 5–15–21	22,000	23,935

		139,362

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.2%		$139,362
(Cost: $126,855)

SHORT-TERM SECURITIES
Commercial Paper – 3.3%
Avon Capital Corp. (GTD by Avon Products, Inc.):
0.460%, 4–23–12 (D)	5,000	4,999
0.480%, 4–25–12 (D)	6,500	6,498
Corporacion Andina de Fomento, 0.270%, 5–21–12 (D)	10,000	9,995
Danaher Corporation, 0.120%, 4–23–12 (D)	3,000	3,000
E.I. du Pont de Nemours and Company, 0.120%, 4–25–12 (D)	5,000	5,000
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.), 0.230%, 4–25–12 (D)	3,000	3,000
John Deere Canada ULC (GTD by Deere & Company), 0.150%, 4–17–12 (D)	10,000	9,998
Novartis Securities Investment Ltd., 0.100%, 4–13–12 (D)	3,400	3,400

10	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value

Commercial Paper (Continued)
Target Corporation, 0.160%, 4–2–12 (D)	$3,000	$3,000

		48,890

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (E)	399	399

TOTAL SHORT-TERM SECURITIES – 3.3%		$49,289
(Cost: $49,289)

TOTAL INVESTMENT SECURITIES – 99.1%		$1,499,854
(Cost: $1,422,414)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		13,022

NET ASSETS – 100.0%		$1,512,876

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $108,939 or 7.2% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at March 31, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$889,053	$—
Mortgage-Backed Securities	—	35,382	—
Municipal Bonds	—	17,998	—
Other Government Securities	—	27,415	—
United States Government Agency Obligations	—	341,355	—
United States Government Obligations	—	139,362	—
Short-Term Securities	—	49,289	—
Total	$—	$1,499,854	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	11

PORTFOLIO HIGHLIGHTS

Cash Management	ALL DATA IS AS OF MARCH 31, 2012 (UNAUDITED)

Asset Allocation

Corporate Obligations	57.8%
Commercial Paper	27.8%
Notes	27.7%
Certificate Of Deposit	2.3%
Municipal Obligations	36.7%
United States Government and Government Agency Obligations and Liabilities, Net of Cash and Other Assets	5.5%

Lipper Rankings

Category: Lipper Money Market Funds	Rank	Percentile
1 Year	42/258	17
3 Year	5/244	3
5 Year	37/232	16
10 Year	88/185	48

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

12	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2012 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile, 0.785%, 9–10–12 (C)	$25,156	$25,156

Total Certificate Of Deposit – 2.3%		25,156
Commercial Paper
Baxter International Inc.:
0.190%, 4–9–12 (A)	12,007	12,007
0.220%, 4–10–12 (A)	25,300	25,298
0.190%, 4–11–12 (A)	12,000	11,999
Corporacion Andina de Fomento:
0.440%, 5–4–12 (A)	13,500	13,494
0.690%, 5–15–12 (A)	17,000	16,986
0.270%, 5–21–12 (A)	11,700	11,695
0.510%, 6–20–12 (A)	7,100	7,092
Novartis Securities Investment Ltd., 0.180%, 6–11–12 (A)	24,000	23,991
Prudential Funding LLC, 0.180%, 4–5–12 (A)	10,000	10,000
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.170%, 4–30–12 (A)	9,500	9,499
River Fuel Trust #1 (GTD by Bank of Nova Scotia), 0.290%, 4–30–12 (A)	8,000	7,998
Sara Lee Corporation, 0.320%, 4–2–12 (A)	5,325	5,325
Sonoco Products Co., 0.320%, 4–2–12 (A)	4,000	4,000
St. Jude Medical, Inc.:
0.200%, 4–3–12 (A)	36,000	35,999
0.190%, 4–27–12 (A)	16,000	15,998
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.110%, 4–11–12 (A)	10,000	10,000
0.170%, 5–14–12 (A)	2,500	2,499
0.150%, 5–21–12 (A)	3,000	2,999
Target Corporation, 0.160%, 4–2–12 (A)	15,000	15,000
Unilever Capital Corporation, 0.450%, 1–17–13 (A)	7,000	6,975
Wisconsin Electric Power Co.:
0.150%, 4–2–12 (A)	12,689	12,689
0.160%, 4–4–12 (A)	4,800	4,800
0.200%, 4–11–12 (A)	20,000	19,999
0.180%, 4–12–12 (A)	12,266	12,265

Total Commercial Paper – 27.8%		298,607
Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.720%, 6–7–12 (B)	17,300	17,300
0.720%, 6–26–12 (B)	7,000	7,000
0.570%, 6–29–12 (B)	11,100	11,100
Banco del Estado de Chile, 1.090%, 6–22–12 (B)	18,000	18,000
Bank of America, N.A., 0.910%, 4–23–12 (B)	12,800	12,800
BellSouth Corporation (GTD by AT&T Inc.), 4.450%, 4–26–12 (C)	36,300	36,388
Caterpillar Inc., 0.593%, 5–21–12 (C)	10,550	10,564

CORPORATE OBLIGATIONS (Continued)	Principal	Value

Notes (Continued)
EPC-Allentown, LLC, Incr Var Rate Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.), 0.190%, 4–5–12 (B)	$8,205	$8,205
General Electric Capital Corporation:
6.000%, 6–15–12	5,000	5,057
3.500%, 8–13–12	8,600	8,693
5.250%, 10–19–12	34,700	35,541
5.450%, 1–15–13	2,000	2,071
IBM International Group Capital LLC (GTD by International Business Machines Corporation), 0.770%, 5–29–12 (B)	11,000	11,000
Kimberly-Clark Corporation, 4.028%, 12–19–12	31,600	32,419
P&W Holdings, LLC, Var Rate Demand Bonds, Ser 2005 (GTD by Wells Fargo Bank, N.A.), 0.210%, 4–5–12 (B)	3,765	3,765
PepsiCo, Inc., 5.150%, 5–15–12	600	604
Rabobank Nederland, 0.640%, 5–16–12 (B)	7,500	7,500
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.), 0.190%, 4–5–12 (B)	17,280	17,280
Toyota Motor Credit Corporation:
0.131%, 4–2–12 (B)	2,258	2,258
0.760%, 4–24–12 (B)	7,000	7,000
0.670%, 6–18–12 (B)	31,600	31,600
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.), 0.190%, 4–5–12 (B)	11,170	11,170

Total Notes – 27.7%		297,315

TOTAL CORPORATE OBLIGATIONS – 57.8%		$621,078
(Cost: $621,078)

MUNICIPAL OBLIGATIONS
Arizona – 0.4%
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.), 0.180%, 4–5–12 (B)	4,000	4,000

California – 6.7%
CA Infra and Econ Dev Bank, Var Rate Demand Rfdg Rev Bonds (Los Angeles Cnty Museum of Natural History Fndtn), Ser 2008A (GTD by Wells Fargo Bank, N.A.), 0.200%, 4–3–12 (B)	3,000	3,000
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation), 0.180%, 4–3–12 (B)	10,450	10,450

2012	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value

California (Continued)
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.190%, 4–2–12 (B)	$4,500	$4,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government), 0.180%, 4–5–12 (B)	8,285	8,285
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government), 0.180%, 4–5–12 (B)	9,500	9,500
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.), 0.160%, 4–4–12 (B)	20,975	20,975
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank, N.A.), 0.170%, 4–5–12 (B)	7,315	7,315
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.), 0.180%, 4–4–12 (B)	8,000	8,000

		72,025

Colorado – 3.0%
Castle Pines North Fin Corp, Var Rate Cert of Part, Ser 2009 (GTD by Wells Fargo Bank, N.A.), 0.230%, 4–5–12 (B)	2,950	2,950
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.), 0.220%, 4–4–12 (B)	14,685	14,685
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.), 0.210%, 4–5–12 (B)	7,270	7,270
Harvest Junction Metro Dist (Longmont, CO), Ltd Tax GO Var Rate Bonds, Ser 2006 (GTD by U.S Bank, N.A.), 0.250%, 4–5–12 (B)	3,090	3,090
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.):
0.220%, 4–5–12 (B)	2,000	2,000
0.450%, 4–5–12 (B)	800	800
Westminster Econ Dev Auth, Tax Incr Rev Rfdg Bonds (Mandalay Gardens Urban Renewal Proj), Ser 2009 (GTD by U.S. Bank, N.A.), 0.220%, 4–5–12 (B)	1,510	1,510

		32,305

Florida – 0.6%
Pinellas Cnty Edu Fac Auth, Rfdg Prog Rev Bonds (Pooled Independent Higher Edu Institutions Loan Prog), Ser 1985 (GTD by Wachovia Bank, N.A.), 0.150%, 4–26–12	6,300	6,300

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value

Georgia – 2.9%
Dev Auth of Talbot Cnty, Incr Indl Dev Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (GTD by Wachovia Bank, N.A.), 0.240%, 4–5–12 (B)	$1,895	$1,895
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank), 0.150%, 4–4–12	29,000	29,000

		30,895

Illinois – 1.1%
Chicago, IL, Econ Dev Rev Bonds (Crane Carton Co Proj), Ser 1992 (GTD by Wells Fargo Bank, N.A.), 0.340%, 4–4–12 (B)	3,000	3,000
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hltcare Org (GTD by JPMorgan Chase Bank, N.A.), 0.180%, 4–5–12 (B)	8,825	8,825

		11,825

Indiana – 0.2%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Oblig Group), Ser 2009H (GTD by JPMorgan Chase Bank, N.A.), 0.190%, 4–4–12 (B)	2,000	2,000

Louisiana – 2.8%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.170%, 4–3–12 (B)	8,448	8,448
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.150%, 4–4–12 (B)	14,650	14,650
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)), 0.160%, 4–4–12 (B)	5,000	5,000
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation), 0.170%, 4–3–12 (B)	2,225	2,225

		30,323

Maryland – 1.0%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.200%, 4–4–12 (B)	10,550	10,550

Massachusetts – 1.2%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.), 0.160%, 4–5–12 (B)	12,600	12,600

14	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value

Michigan – 1.6%
Board of Regents of Eastn MI Univ, Gen Rev Var Rate Demand Rfdg Bonds, Ser 2009A (GTD by JPMorgan Chase & Co.), 0.210%, 4–3–12 (B)	$16,900	$16,900

Minnesota – 0.2%
Minneapolis, MN, Var Rate Demand Rev Bonds (People Serving People Proj), Ser 2000A, 0.210%, 4–3–12 (B)	2,000	2,000

Mississippi – 4.7%
MS Business Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (GTD by Wachovia Bank, N.A.), 0.190%, 4–5–12 (B)	8,919	8,919
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.190%, 4–3–12 (B)	33,610	33,610
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.190%, 4–3–12 (B)	7,850	7,850

		50,379

Missouri – 0.6%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.250%, 4–4–12 (B)	6,510	6,510

Montana – 0.4%
Great Falls, MT, Multifam Hsng Rev Bonds (Autumn Run Apt Proj), Ser 1998 (GTD by U.S. Bank, N.A.), 0.220%, 4–5–12 (B)	4,515	4,515

New York – 1.8%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation), 0.170%, 4–4–12 (B)	14,000	14,000
NY State Hsng Fin Agy, 600 W 42nd Street Hsng Rev Bonds, Ser 2008B, 0.170%, 4–4–12 (B)	5,250	5,250

		19,250

Ohio – 0.6%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp of Columbus), Ser 1996A (GTD by U.S. Bank, N.A.), 0.180%, 4–5–12 (B)	6,175	6,175

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.), 0.190%, 4–4–12 (B)	3,595	3,595

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value

Texas – 5.2%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.190%, 4–5–12 (B)	$23,395	$23,395
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.170%, 4–3–12 (B)	10,025	10,025
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.170%, 4–3–12 (B)	23,000	23,000

		56,420

Washington – 0.2%
WA State Hsng Fin Comsn, Var Rate Demand Multifam Mtg Rev Bonds (Lake Washington Apt Proj), Ser 1996 (GTD by U.S. Bank, N.A.), 0.220%, 4–4–12 (B)	2,140	2,140

Wisconsin – 1.0%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank, N.A.), 0.190%, 4–4–12 (B)	4,830	4,830
WI Hlth and Edu Fac Auth, Var Rate Rev Bonds (Aurora Hlth Care Inc.), Ser 2008-A (GTD by U.S. Bank, N.A.), 0.190%, 4–4–12 (B)	6,275	6,275

		11,105

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.190%, 4–3–12 (B)	2,369	2,369

TOTAL MUNICIPAL OBLIGATIONS – 36.7%		$394,181
(Cost: $394,181)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills
United States Treasury Bills:
0.120%, 8–9–12	6,000	5,997
0.140%, 8–30–12	12,900	12,892
0.150%, 9–27–12	9,500	9,493

Total Treasury Bills – 2.6%		28,382
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government):
0.120%, 4–4–12 (B)	9,057	9,057
0.120%, 4–4–12 (B)	2,333	2,333
0.120%, 4–4–12 (B)	1,718	1,718
0.500%, 12–9–12	4,200	4,200

2012	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2012 (UNAUDITED)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value

United States Government Agency Obligations (Continued)
Totem Ocean Trailer Express, Inc. (GTD by United States Government), 0.710%, 4–16–12 (B)	$16,546	$16,546

Total United States Government Agency Obligations – 3.2%		33,854

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 5.8%		$62,236
(Cost: $62,236)

TOTAL INVESTMENT SECURITIES – 100.3%		$1,077,495
(Cost: $1,077,495)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(2,801)

NET ASSETS – 100.0%		$1,074,694

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at March 31, 2012.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets or the next demand date.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$621,078	$—
Municipal Obligations	—	394,181	—
United States Government Agency Obligations	—	62,236	—
Total	$—	$1,077,495	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

16	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Global Bond Fund	ALL DATA IS AS OF MARCH 31, 2012 (UNAUDITED)

Asset Allocation

Bonds	94.6%
Corporate Debt Securities	72.8%
United States Government and Government Agency Obligations	17.8%
Other Government Securities	4.0%
Cash and Cash Equivalents and Equities	5.4%

Quality Weightings

Investment Grade	62.0%
AA	18.2%
A	10.3%
BBB	33.5%
Non-Investment Grade	32.6%
BB	15.8%
B	11.9%
Non-rated	4.9%
Cash and Cash Equivalents and Equities	5.4%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

Lipper Rankings

Category: Lipper Global Income Funds	Rank	Percentile
1 Year	145/173	84
3 Year	101/137	74
5 Year	51/102	50
10 Year	51/72	70

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	34.7%
United States	29.4%
Mexico	3.5%
Other North America	1.8%
South America	24.0%
Brazil	12.4%
Argentina	3.9%
Other South America	7.7%
Pacific Basin	16.7%
India	6.0%
Other Pacific Basin	10.7%
Europe	15.8%
Russia	6.1%
United Kingdom	3.7%
Other Europe	6.0%
Other	3.7%
Cash and Cash Equivalents	5.1%

2012	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Water Utilities – 0.3%
Aguas Andinas S.A. (A)	3,909	$2,336

TOTAL COMMON STOCKS – 0.3%		$2,336
(Cost: $2,275)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.3%
Bombardier Inc., 7.500%, 3–15–18 (B)	$3,900	4,290
Embraer Overseas Limited, 6.375%, 1–24–17	5,900	6,564

		10,854

Agricultural Products – 2.4%
CCL Finance Limited:
9.500%, 8–15–14 (B)	6,000	6,746
9.500%, 8–15–14	3,050	3,430
Corporacion Pesquera Inca S.A.C., 9.000%, 2–10–17	5,735	6,144
Virgolino de Oliveira Finance Limited, 10.500%, 1–28–18 (B)	4,200	4,116

		20,436

Air Freight & Logistics – 0.0%
FedEx Corporation, 7.375%, 1–15–14	300	331

Airlines – 1.4%
Aeropuertos Argentina 2000 S.A., 10.750%, 12–1–20 (B)	2,945	2,974
GOL Finance:
9.250%, 7–20–20	6,250	6,344
TAM Capital 2 Inc.:
9.500%, 1–29–20	2,100	2,292

		11,610

Alternative Carriers – 0.5%
PCCW-HKT Capital No. 2 Limited, 6.000%, 7–15–13	3,750	3,915

Asset Management & Custody Banks – 1.0%
Bhira Investments Limited, 8.500%, 4–27–71	8,500	8,662

Auto Parts & Equipment – 0.3%
Schaeffler Finance B.V., 7.750%, 2–15–17 (B)	2,500	2,644

Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation, 4.430%, 1–18–15 (C)	1,000	1,021

Banking – 1.8%
Banco Latinoamericano de Comercio Exterior, S.A., 3.750%, 4–4–17 (B)	13,200	13,104
VEB Finance Limited, 5.375%, 2–13–17 (B)	2,125	2,189

		15,293

Brewers – 1.1%
AmBev International Finance Co. Ltd., 9.500%, 7–24–17 (D)	BRL2,300	1,320

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Brewers (Continued)
Anheuser-Busch InBev Worldwide Inc., 3.000%, 10–15–12	$1,250	$1,266
Miller Brewing Company, 5.500%, 8–15–13	3,300	3,485
SABMiller plc, 5.700%, 1–15–14 (B)	3,000	3,241

		9,312

Broadcasting – 1.3%
Globo Comunicacoe e Participacoes S.A.:
6.250%, 12–20–49 (C)	10,311	10,965

Coal & Consumable Fuels – 1.7%
Indo Energy Finance B.V., 7.000%, 5–7–18 (B)	7,688	7,860
Indo Integrated Energy B.V., 8.500%, 6–1–12	412	409
Indo Integrated Energy II B.V., 9.750%, 11–5–16	650	707
PT Adaro Indonesia, 7.625%, 10–22–19	4,950	5,371

		14,347

Construction & Engineering – 1.5%
Larsen & Toubro Limited, Convertible, 3.500%, 10–22–14	3,600	3,634
Odebrecht Drilling Norbe VII/IX Ltd., 6.350%, 6–30–21 (B)	2,058	2,192
Odebrecht Finance Ltd.:
9.625%, 4–9–14 (B)	6,000	6,825
7.500%, 10–18–17	524	553

		13,204

Construction Materials – 0.2%
Rearden G Holdings EINS GmbH, 7.875%, 3–30–20	1,400	1,476

Consumer Finance – 0.5%
Banco BMG S.A.:
9.150%, 1–15–16	1,600	1,552
9.150%, 1–15–16 (B)	400	388
SLM Corporation, 4.512%, 4–1–14 (C)	2,500	2,465

		4,405

Distillers & Vintners – 0.7%
Diageo Capital plc, 5.200%, 1–30–13	5,000	5,191
Diageo Finance B.V., 5.500%, 4–1–13	1,000	1,049

		6,240

Diversified Banks – 8.7%
Banco Bradesco S.A., 4.125%, 5–16–16 (B)	6,800	7,020
Banco Cruzeiro do Sul S.A., 8.500%, 2–20–15 (B)	7,500	6,675
Banco de Bogota S.A., 5.000%, 1–15–17 (B)	1,400	1,453
Banco de Credito del Peru, 4.750%, 3–16–16 (B)	8,000	8,239
Banco Industrial e Comercial S.A., 6.250%, 1–20–13 (B)	3,500	3,556
Banco Santander Brasil, S.A., 4.500%, 4–6–15 (B)	2,250	2,289

18	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value

Diversified Banks (Continued)
Banco Santander Chile, S.A.:
3.750%, 9–22–15 (B)		$5,550	$5,662
6.500%, 9–22–20 (D)	CLP	1,828,000	3,616
Bancolombia S.A., 4.250%, 1–12–16		$6,650	6,866
Export–Import Bank of Korea (The), 5.500%, 10–17–12		5,000	5,103
Hongkong and Shanghai Banking Corporation (The), 5.000%, 8–29–49 (C)		2,500	2,368
ICICI Bank Limited:
6.625%, 10–3–12 (B)		6,300	6,442
4.750%, 11–25–16 (B)		2,500	2,487
SB Capital S.A., 5.499%, 7–7–15		2,000	2,118
Sberbank Rossii OAO, 6.480%, 5–15–13		3,600	3,789
State Bank of India, 4.500%, 10–23–14		3,950	4,043
VTB Capital S.A., 6.609%, 10–31–12 (B)		2,000	2,055

			73,781

Diversified Chemicals – 0.1%
Dow Chemical Company (The), 7.600%, 5–15–14		1,000	1,132

Diversified Metals & Mining – 3.8%
Anglo American Capital plc, 9.375%, 4–8–14 (B)		5,000	5,754
BHP Billiton Finance (USA) Limited, 8.500%, 12–1–12		1,500	1,580
Glencore Funding LLC, 6.000%, 4–15–14 (B)		5,970	6,387
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14		6,750	7,826
Southern Peru Copper Corporation, 6.375%, 7–27–15 (B)		1,375	1,543
Suzano Trading Ltd, 5.875%, 1–23–21 (B)		5,750	5,592
Vedanta Resources plc:
8.750%, 1–15–14		2,000	2,055
8.750%, 1–15–14		1,650	1,695

			32,432

Education Services – 0.4%
Nord Anglia Education Holdings plc, 10.250%, 4–1–17 (B)		3,400	3,468

Electric Utilities – 4.5%
Allegheny Energy, Inc., 8.250%, 4–15–12 (B)		5,000	5,010
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A., 9.750%, 8–15–21 (B)		5,445	4,247
Empresa Distribuidora y Comercializadora Norte S.A., 9.750%, 10–25–22 (B)		3,410	2,046
ENEL Finance International S.A., 3.875%, 10–7–14 (B)		2,500	2,523
Korea Southern Power Co., Ltd., 5.375%, 4–18–13 (B)		2,000	2,052
Listrindo Capital B.V., 6.950%, 2–21–19 (B)		9,200	9,495

CORPORATE DEBT SECURITIES (Continued)	Principal		Value

Electric Utilities (Continued)
Majapahit Holding B.V., 7.750%, 10–17–16		$3,900	$4,514
Oncor Electric Delivery Company LLC, 6.375%, 5–1–12		1,000	1,004
PPL Energy Supply, LLC, 6.300%, 7–15–13		700	744
Rural Electrification Corporation Limited, 4.250%, 1–25–16		4,300	4,295
RusHydro Finance Limited, 7.875%, 10–28–15 (D)	RUB	70,000	2,356
Tata Electric Companies, 8.500%, 8–19–17		$200	216

			38,502

Food Distributors – 1.5%
Cargill, Inc., 6.375%, 6–1–12 (B)		3,370	3,400
Olam International Limited, 7.500%, 8–12–20		9,150	9,181

			12,581

Gas Utilities – 0.4%
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (B)		2,000	1,770
7.875%, 5–14–17		1,950	1,726

			3,496

Homebuilding – 1.9%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9–28–15		7,161	7,232
URBI, Desarrollos Urbanos, S.A. de C.V.:
8.500%, 4–19–16		2,900	2,936
8.500%, 4–19–16 (B)		2,500	2,531
URBI, Desarrollos Urbanos, S.A.B. de C.V., 9.750%, 2–3–22 (B)		2,200	2,332

			15,031

Household Appliances – 1.0%
Controladora Mabe, S.A. de C.V.:
6.500%, 12–15–15		4,400	4,620
6.500%, 12–15–15 (B)		4,100	4,305

			8,925

Household Products – 0.0%
Clorox Co., 5.450%, 10–15–12		385	394

Independent Power Producers & Energy Traders – 1.8%
China Resources Power Holdings Company Limited, 3.750%, 8–3–15		8,650	8,656
Empresa Nacional de Electricidad S.A., 8.350%, 8–1–13		3,000	3,232
TransAlta Corporation, 5.750%, 12–15–13		3,500	3,725

			15,613

Industrial Conglomerates – 1.1%
Jaiprakash Associates Limited, Convertible, 0.000%, 9–12–12 (E)		6,800	9,418

Industrial Machinery – 0.3%
Ingersoll-Rand Global Holding Company Limited, 6.000%, 8–15–13		2,125	2,269

2012	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value

Integrated Oil & Gas – 0.9%
Cenovus Energy Inc., 4.500%, 9–15–14		$2,000	$2,160
Empresa Nacional del Petroleo, 6.750%, 11–15–12 (B)		2,400	2,466
Gazprom International S.A., 7.201%, 2–1–20		2,521	2,777

			7,403

Investment Banking & Brokerage – 0.6%
Morgan Stanley:
4.960%, 5–1–14 (C)		1,000	1,019
0.750%, 2–11–16 (C)(D)	CNY	27,700	3,920

			4,939

IT Consulting & Other Services – 0.6%
iGATE Corporation, 9.000%, 5–1–16		$4,400	4,780

Marine – 1.8%
PB Issuer (No. 2) Limited, Convertible, 1.750%, 4–12–16		8,390	7,861
SCF Capital Limited:
5.375%, 10–27–17 (B)		4,000	3,820
5.375%, 10–27–17		3,925	3,748

			15,429

Multi-Utilities – 2.3%
Abu Dhabi National Energy Company PJSC, 6.600%, 8–1–13		2,000	2,115
Aquila, Inc., 11.875%, 7–1–12 (C)		2,500	2,565
Black Hills Corporation:
6.500%, 5–15–13		5,000	5,248
9.000%, 5–15–14		4,800	5,366
Veolia Environment, 5.250%, 6–3–13		4,000	4,168

			19,462

Office Electronics – 0.1%
Xerox Corporation, 5.500%, 5–15–12		1,000	1,005

Oil & Gas Drilling – 3.2%
Lancer Finance Company (SPV) Limited, 5.850%, 12–12–16 (B)		3,695	3,797
Noble Group Limited:
8.500%, 5–30–13 (B)		6,900	7,245
4.875%, 8–5–15		700	698
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (B)		6,175	6,206
5.250%, 7–30–18		1,292	1,299
Schahin II Finance Company (SPV) Limited, 5.875%, 9–25–22 (B)		3,300	3,308
Weatherford International, Inc., 5.950%, 6–15–12		5,000	5,041

			27,594

Oil & Gas Exploration & Production – 4.2%
Anadarko Petroleum Corporation, 5.750%, 6–15–14		1,000	1,086

CORPORATE DEBT SECURITIES (Continued)	Principal		Value

Oil & Gas Exploration & Production (Continued)
Essar Energy Investment Limited, Convertible, 4.250%, 2–1–16		$13,500	$8,916
Novatek Finance Limited, 5.326%, 2–3–16 (B)		8,200	8,622
Pacific Rubiales Energy Corp., 8.750%, 11–10–16 (B)		7,933	8,805
Pan American Energy LLC:
7.875%, 5–7–21 (B)		4,000	3,900
7.875%, 5–7–21		1,650	1,609
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.500%, 9–30–14 (B)		3,000	3,233

			36,171

Oil & Gas Storage & Transportation – 4.3%
DCP Midstream, LLC, 9.700%, 12–1–13 (B)		5,000	5,591
Empresas Publicas de Medellin E.S.P., 8.375%, 2–1–21 (D)	COP	8,100,000	4,815
Energy Transfer Partners, L.P., 5.650%, 8–1–12		$3,100	3,139
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (B)		5,839	6,247
Midcontinent Express Pipeline LLC, 5.450%, 9–15–14		3,500	3,619
ONEOK Partners, L.P., 5.900%, 4–1–12		865	865
Plains All American Pipeline, L.P., and PAA Finance Corp., 5.625%, 12–15–13		400	427
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14		2,500	2,757
TransCapital Limited:
7.700%, 8–7–13		2,800	3,010
5.670%, 3–5–14 (B)		3,100	3,295
TransCapitalInvest Limited, 6.103%, 6–27–12 (B)		2,000	2,012
Transneft, 6.103%, 6–27–12		500	503

			36,280

Packaged Foods & Meats – 3.3%
BFF International Limited, 7.250%, 1–28–20 (B)		7,900	8,860
Bunge Limited Finance Corp., 5.350%, 4–15–14		3,550	3,765
Cadbury Schweppes US Finance LLC, 5.125%, 10–1–13 (B)		6,000	6,343
JBS Finance II Ltd., 8.250%, 1–29–18 (B)		6,300	6,417
JBS USA LLC and JBS USA Finance, Inc., 11.625%, 5–1–14		2,100	2,447

			27,832

Paper Products – 2.4%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (B)		3,589	3,791
6.750%, 3–3–21 (B)		1,800	1,841
International Paper Company, 7.400%, 6–15–14		5,350	5,976
Inversiones CMPC S.A., 4.750%, 1–19–18 (B)		6,600	6,913

20	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value

Paper Products (Continued)
IRSA Inversiones y Representaciones S.A., 8.500%, 2–2–17		$2,000	$1,927

			20,448

Precious Metals & Minerals – 0.5%
ALROSA Finance S.A., 8.875%, 11–17–14		4,000	4,420

Publishing – 0.6%
Pearson Dollar Finance Two plc:
5.500%, 5–6–13 (B)		3,000	3,142
5.500%, 5–6–13		2,000	2,094

			5,236

Railroads – 0.5%
Burlington Northern Santa Fe Corporation, 5.900%, 7–1–12		4,500	4,558

Restaurants – 0.2%
Arcos Dorados B.V., 7.500%, 10–1–19 (B)		1,575	1,733

Soft Drinks – 0.7%
Coca–Cola HBC Finance B.V., 5.500%, 9–17–15		3,475	3,829
PepsiAmericas, Inc., 5.750%, 7–31–12		2,200	2,237

			6,066

Specialty Stores – 0.3%
Hengdeli Holdings Limited, Convertible, 2.500%, 10–20–15 (D)	HKD	21,000	2,798

Steel – 2.3%
ArcelorMittal:
5.375%, 6–1–13		$3,825	3,970
9.000%, 2–15–15		2,250	2,587
Evraz Group S.A.:
8.875%, 4–24–13 (B)		4,000	4,186
8.875%, 4–24–13		3,400	3,558
Steel Capital S.A., 6.250%, 7–26–16 (B)		5,400	5,395

			19,696

Tobacco – 0.2%
B.A.T. International Finance plc, 8.125%, 11–15–13 (B)		1,500	1,658

Trading Companies & Distributors – 0.6%
CITIC Resources Finance (2007) Limited, 6.750%, 5–15–14 (B)		4,625	4,718

Wireless Telecommunication Service – 1.9%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14		3,000	3,238
3.625%, 3–30–15		2,000	2,114
Indosat Palapa Company B.V., 7.375%, 7–29–20 (B)		750	825
Mobile TeleSystems OJSC, 8.700%, 6–12–18 (D)	RUB	115,000	3,900
Vimpel–Communications, 6.493%, 2–2–16 (B)		$4,550	4,681

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Wireless Telecommunication Service (Continued)
VIP Finance Ireland Limited, 8.375%, 4–30–13 (B)	$2,000	$2,095

		16,853

TOTAL CORPORATE DEBT SECURITIES – 72.8%		$620,836
(Cost: $607,299)

OTHER GOVERNMENT SECURITIES
Argentina – 1.3%
Compania Latinoamericana de Infraestructura & Servicios S.A.:
9.750%, 5–10–12	800	760
9.500%, 12–15–16	2,985	2,567
Province of Buenos Aires (The), 11.750%, 10–5–15	8,750	7,963

		11,290

Supranational – 0.6%
Central American Bank for Economic Integration, 3.875%, 2–9–17 (B)	5,300	5,469

Venezuela – 2.1%
Corporacion Andina de Fomento, 3.750%, 1–15–16	16,810	17,423

TOTAL OTHER GOVERNMENT SECURITIES – 4.0%		$34,182
(Cost: $34,616)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 2.8%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates, 4.000%, 5–15–24	1,573	1,684
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.500%, 8–15–17 (F)	15	—	*
5.000%, 5–15–18 (F)	519	46
5.000%, 4–15–19 (F)	56	3
5.000%, 11–15–22 (F)	1	—	*
5.500%, 3–15–23 (F)	47	5
5.000%, 5–15–23 (F)	15	—	*
5.000%, 8–15–23 (F)	21	1
5.500%, 2–15–24 (F)	73	1
5.500%, 10–15–25 (F)	642	87
5.000%, 8–15–30 (F)	86	—	*
5.500%, 3–15–31 (F)	20	—	*
5.500%, 10–15–32 (F)	974	53
5.500%, 1–15–33 (F)	304	42
5.500%, 5–15–33 (F)	1,191	189
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–35	3,600	3,824
4.000%, 11–15–36	1,759	1,829
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1–25–19	1,365	1,435
5.000%, 6–25–22 (F)	2,669	127
5.500%, 6–25–23 (F)	63	8
4.000%, 7–15–23 (F)	12,608	734

2012	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value

Mortgage-Backed Obligations (Continued)
5.000%, 8–25–23 (F)	$118	$3
4.000%, 12–15–23 (F)	4,117	282
4.000%, 2–15–24 (F)	1,398	100
4.000%, 4–15–24 (F)	3,639	206
4.000%, 9–25–24	1,415	1,489
4.500%, 4–25–30 (F)	84	—	*
5.000%, 3–25–31 (F)	93	—	*
5.000%, 8–15–31 (F)	468	18
5.500%, 12–25–33 (F)	1,588	206
5.000%, 2–25–35	1,909	1,955
5.500%, 8–25–35 (F)	782	136
5.500%, 11–25–36 (F)	1,601	234
6.500%, 7–15–37 (F)	1,066	251
3.500%, 9–25–39	1,694	1,773
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 11–1–22	1,240	1,356
5.000%, 8–1–23	1,305	1,410
5.000%, 7–1–34	1,466	1,587
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 10–20–32 (F)	500	49
7.000%, 5–20–33 (F)	1,160	348
5.500%, 7–16–33 (F)	500	105
5.000%, 7–20–33 (F)	850	73
5.500%, 11–20–33 (F)	137	13
5.500%, 6–20–35 (F)	143	26
5.500%, 7–20–35 (F)	191	7
5.500%, 10–16–35 (F)	344	57
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 4.500%, 6–15–23	2,228	2,417

		24,169

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 2.8%		$24,169
(Cost: $27,972)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations – 15.0%
United States Treasury Bonds, 3.750%, 8–15–41	16,550	17,827
United States Treasury Notes:
0.625%, 7–31–12	7,850	7,863
1.375%, 2–15–13	10,000	10,100
0.750%, 8–15–13	7,850	7,900
1.750%, 7–31–15	35,810	37,134
2.375%, 7–31–17	7,100	7,546
3.500%, 5–15–20	7,810	8,781
2.625%, 11–15–20	17,000	17,869
2.125%, 8–15–21	12,700	12,684

		127,704

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 15.0%		$127,704
(Cost: $125,402)

SHORT-TERM SECURITIES	Principal	Value

Commercial Paper – 4.1%
E.I. du Pont de Nemours and Company, 0.130%, 4–20–12 (G)	$3,000	$3,000
General Mills, Inc., 0.170%, 4–4–12 (G)	5,500	5,500
John Deere Canada ULC (GTD by Deere & Company), 0.150%, 4–17–12 (G)	5,000	5,000
John Deere Financial Limited (GTD by John Deere Capital Corporation), 0.110%, 4–11–12 (G)	8,000	7,999
Kraft Foods Inc., 0.340%, 4–19–12 (G)	7,000	6,998
Prudential Funding LLC, 0.160%, 4–9–12 (G)	6,000	6,000

		34,497

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (H)	1,596	1,596

Treasury Bills – 0.8%
United States Treasury Bills:
0.100%, 4–19–12	2,000	2,000
0.120%, 8–9–12	5,000	4,998

		6,998

TOTAL SHORT-TERM SECURITIES – 5.1%		$43,091
(Cost: $43,091)

TOTAL INVESTMENT SECURITIES – 100.0%		$852,318
(Cost: $840,655)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(364)

NET ASSETS – 100.0%		$851,954

22	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at March 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Citibank, N.A.	108,500	3–11–13	$—	$219
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	108,500	6–10–13	—	282
Buy	Chinese Yuan Renminbi	Goldman Sachs International	162,400	9–13–13	—	509
Buy	Chinese Yuan Renminbi	Citibank, N.A.	57,400	9–23–13	—	58
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	55,600	9–26–13	52	—
Sell	Euro	Barclays Capital, Inc.	12,250	1–25–13	—	323
Sell	Euro	Barclays Capital, Inc.	6,200	2–11–13	—	56
Sell	Euro	Barlcays Capital, Inc.	6,340	2–28–13	61	—

					$113	$1,447

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $301,516 or 35.4% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, CLP – Chilean Peso, CNY – Chinese Yuan Renminbi, COP – Columbian Peso, HKD – Hong Kong Dollar and RUB – Russian Ruble).

(E)	Zero coupon bond.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at March 31, 2012.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,336	$—	$—
Corporate Debt Securities	—	609,651	11,185
Other Government Securities	—	33,422	760
United States Government Agency Obligations	—	24,169	—
United States Government Obligations	—	127,704	—
Short-Term Securities	—	43,091	—
Total	$2,336	$838,037	$11,945
Forward Foreign Currency Contracts	$—	$113	$—

Liabilities
Forward Foreign Currency Contracts	$—	$1,447	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Other Government Securities
Beginning Balance 10-1-11	$6,727	$3,433
Net realized gain (loss)	1	—
Net unrealized appreciation (depreciation)	301	(16)
Purchases	4,509	—
Sales	(353)	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	(2,657)
Ending Balance 3-31-12	$11,185	$760
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-12	$242	$(16)

2012	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification
(as a % of net assets)
United States	29.4%
Brazil	12.4%
Russia	6.1%
India	6.0%
Argentina	3.9%
United Kingdom	3.7%
Mexico	3.5%
Chile	3.0%
Columbia	2.6%
Panama	2.5%
Indonesia	2.2%
Hong Kong	2.1%
Venezuela	2.1%
Singapore	2.0%
Luxembourg	1.9%
Canada	1.8%
China	1.6%
Netherlands	1.3%
Australia	1.1%
Other Countries	5.7%
Other+	5.1%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

24	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Government Securities Fund	ALL DATA IS AS OF MARCH 31, 2012 (UNAUDITED)

Asset Allocation

Bonds	89.0%
United States Government and Government Agency Obligations	89.0%
Cash and Cash Equivalents	11.0%

Lipper Rankings

Category: Lipper General U.S. Government Funds	Rank	Percentile
1 Year	47/114	41
3 Year	84/104	80
5 Year	70/95	73
10 Year	41/71	57

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	89.0%
AA	89.0%
Cash and Cash Equivalents	11.0%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2012	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

Government Securities Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 25.4%
Federal Farm Credit Bank:
5.250%, 1–6–16	$6,000	$6,941
2.625%, 3–26–21	10,500	10,498
Federal Home Loan Bank:
5.625%, 6–9–17	10,000	12,234
4.500%, 9–13–19	8,000	9,404
3.625%, 3–12–21	10,000	10,939
5.000%, 4–7–21	5,000	5,426
3.500%, 7–29–21	10,000	10,845
Federal National Mortgage Association:
2.000%, 3–22–17 (A)	5,550	5,509
2.125%, 10–26–18	5,000	5,044
3.000%, 11–14–18	5,000	5,168
2.000%, 9–15–26 (A)	6,000	5,979
Freddie Mac:
2.000%, 11–14–17	5,000	5,020
5.400%, 3–17–21	9,500	11,099
Overseas Private Investment Corporation, 5.142%, 12–15–23	7,416	8,808
Private Export Funding Corporation, 4.375%, 3–15–19	10,000	11,642

		124,556

Mortgage-Backed Obligations – 40.6%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates, 5.000%, 9–15–34	1,734	1,836
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 4–15–18	3,950	4,418
5.000%, 5–15–19	4,500	4,881
5.000%, 5–15–23	7,630	8,350
5.000%, 9–15–31 (B)	729	24
2.500%, 12–15–41	5,500	5,631
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–20	1,918	2,058
3.500%, 11–1–20	10,925	11,502
3.000%, 11–1–21	5,685	5,947
6.000%, 7–1–22	1,021	1,106
5.000%, 6–1–23	1,841	1,980
4.000%, 7–1–25	4,316	4,562
4.500%, 6–15–27	2,668	2,771
4.500%, 5–1–31	5,740	6,094
4.500%, 5–15–32	4,000	4,253
4.000%, 11–15–36	2,395	2,491
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3–25–18	4,980	5,350
5.000%, 6–25–18	5,652	6,082
3.500%, 8–25–33	1,996	2,092
4.000%, 10–15–35	4,524	4,753
4.500%, 3–25–37	2,334	2,424
4.500%, 9–15–37	4,336	4,547
4.000%, 3–25–39	1,346	1,384
4.000%, 5–25–39	2,453	2,589
4.500%, 8–15–39	4,936	5,301
3.000%, 11–25–39	3,325	3,445
4.000%, 11–25–39	7,097	7,414
4.500%, 6–25–40	3,801	4,095
4.500%, 10–25–40	9,082	9,761
5.000%, 7–25–50	5,548	6,084

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value

Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 6–1–19	$1,037	$1,114
4.500%, 8–1–19	2,085	2,240
4.500%, 9–1–19	2,236	2,395
5.000%, 12–1–19	822	891
5.380%, 11–1–20	3,041	3,319
5.500%, 10–1–21	3,537	3,866
5.000%, 9–1–22	4,569	4,958
5.500%, 11–1–22	1,378	1,506
5.000%, 3–1–23	2,551	2,759
4.000%, 3–1–24	3,124	3,312
4.500%, 7–25–24	5,711	6,145
3.500%, 8–1–26	6,596	6,990
4.000%, 12–1–31	4,902	5,201
5.000%, 6–25–32	2,568	2,654
5.500%, 2–1–33	698	767
5.500%, 12–1–34	2,841	3,118
6.000%, 4–1–39	4,048	4,463
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	2,827	3,059
2.000%, 3–16–42	6,000	6,054
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3 Class G, 6.000%, 2–15–30	1,651	1,739

		199,775

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 66.0%		$324,331
(Cost: $313,492)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 23.0%
United States Treasury Bonds:
9.000%, 11–15–18	10,000	14,791
4.375%, 5–15–41	10,000	11,978
3.750%, 8–15–41	10,000	10,772
United States Treasury Notes:
3.625%, 8–15–19	15,000	17,016
3.125%, 5–15–21	53,500	58,206

		112,763

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 23.0%		$112,763
(Cost: $104,399)

SHORT-TERM SECURITIES
Commercial Paper – 9.0%
Fannie Mae Discount Notes:
0.050%, 4–11–12 (C)	2,200	2,200
0.090%, 5–1–12 (C)	5,002	5,001
0.060%, 6–25–12 (C)	2,500	2,500
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.430%, 4–5–12 (C)	2,500	2,500
0.130%, 4–9–12 (C)	1,332	1,332
0.130%, 4–9–12 (C)	596	596
0.160%, 4–9–12 (C)	1,000	1,000

26	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Government Securities Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value

Commercial Paper (Continued)
Straight-A Funding, LLC (GTD by Federal Financing Bank) (Continued)
0.110%, 4–11–12 (C)	$893	$893
0.120%, 4–11–12 (C)	4,080	4,080
0.100%, 4–16–12 (C)	2,200	2,200
0.130%, 4–16–12 (C)	3,000	3,000
0.110%, 4–17–12 (C)	4,600	4,600
0.110%, 4–19–12 (C)	2,000	2,000
0.120%, 4–26–12 (C)	2,700	2,700
0.130%, 5–1–12 (C)	4,800	4,798
0.170%, 5–14–12 (C)	4,000	3,999
0.150%, 5–21–12 (C)	250	250

		43,649

Treasury Bills – 1.2%
United States Treasury Bills:
0.100%, 5–17–12	2,700	2,700
0.150%, 9–27–12	3,500	3,497

		6,197

SHORT-TERM SECURITIES (Continued)	Principal	Value

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corporation (GTD by United States Government), 0.070%, 4–4–12 (D)	$1,654	$1,654

TOTAL SHORT-TERM SECURITIES – 10.5%		$51,500
(Cost: $51,500)

TOTAL INVESTMENT SECURITIES – 99.5%		$488,594
(Cost: $469,391)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,423

NET ASSETS – 100.0%		$491,017

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(B)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(C)	Rate shown is the yield to maturity at March 31, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$324,331	$—
United States Government Obligations	—	112,763	—
Short-Term Securities	—	51,500	—
Total	$—	$488,594	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	27

PORTFOLIO HIGHLIGHTS

High Income Fund	ALL DATA IS AS OF MARCH 31, 2012 (UNAUDITED)

Asset Allocation

Bonds	93.4%
Corporate Debt Securities	80.6%
Senior Loans	12.2%
Municipal Bonds–Taxable	0.6%
Cash and Cash Equivalents and Equities	6.6%

Lipper Rankings

Category: Lipper High Current Yield Funds	Rank	Percentile
1 Year	16/499	4
3 Year	284/423	67
5 Year	35/362	10
10 Year	138/245	57

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	4.5%
AA	0.6%
A	0.1%
BBB	3.8%
Non-Investment Grade	88.9%
BB	9.9%
B	50.6%
CCC	26.7%
Non-rated	1.7%
Cash and Cash Equivalents and Equities	6.6%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

28	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming – 0.1%
Pinnacle Entertainment, Inc. (A)	103	$1,186

Food Retail – 0.2%
Roundy’s Supermarkets, Inc. (A)	469	5,020

Oil & Gas Storage & Transportation – 0.2%
Inergy, L.P.	172	2,817

Packaged Foods & Meats – 0.1%
Dole Food Company, Inc. (A)	100	993

Railroads – 0.2%
Kansas City Southern	45	3,197

Wireless Telecommunication Service – 0.2%
Clearwire Corporation, Class A (A)	1,052	2,399

TOTAL COMMON STOCKS – 1.0%		$15,612
(Cost: $15,939)

PREFERRED STOCKS
Consumer Finance – 0.3%
Ally Financial Inc., 8.500%	102	2,222
GMAC Capital Trust I, 8.125%	128	2,958

		5,180

Trucking – 0.1%
Swift Services Holdings, Inc., 6.000% Cumulative (B)	105	1,138

TOTAL PREFERRED STOCKS – 0.4%		$6,318
(Cost: $6,734)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (C)	7	646

TOTAL WARRANTS – 0.0%		$646
(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.5%
Acquisition Co., 10.000%, 6–1–17	$7,835	8,481

Agricultural Products – 0.8%
American Seafoods Group LLC, 10.750%, 5–15–16 (B)	7,692	7,019
ASG Consolidated LLC, 15.000%, 5–15–17 (B)(D)	8,474	6,064

		13,083

Alternative Carriers – 2.2%
Level 3 Communications, Inc., 11.875%, 2–1–19	13,503	15,393

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Alternative Carriers (Continued)
Level 3 Financing, Inc.:
10.000%, 2–1–18	$4,050	$4,435
9.375%, 4–1–19	1,185	1,295
8.125%, 7–1–19 (B)	11,734	12,115
8.625%, 7–15–20 (B)	1,962	2,060

		35,298

Apparel Retail – 1.2%
Burlington Coat Factory Warehouse Corporation, 10.000%, 2–15–19	2,361	2,455
J.Crew Group, Inc., 8.125%, 3–1–19	14,353	14,605
Limited Brands, Inc., 5.625%, 2–15–22	1,740	1,755

		18,815

Apparel, Accessories & Luxury Goods – 0.5%
Liz Claiborne, Inc., 10.500%, 4–15–19 (B)	7,150	7,937

Asset Management & Custody Banks – 0.4%
Nexeo Solutions, LLC, 8.375%, 3–1–18 (B)	6,054	5,993

Auto Parts & Equipment – 4.0%
Affinia Group Inc.:
9.000%, 11–30–14	1,710	1,727
10.750%, 8–15–16 (B)	52	57
Exide Technologies, 8.625%, 2–1–18	4,921	4,121
Icahn Enterprises L.P., 8.000%, 1–15–18	3,794	3,946
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
7.750%, 1–15–16	6,020	6,231
8.000%, 1–15–18 (B)	16,264	16,915
IDQ Holdings, Inc., 11.500%, 4–1–17 (B)	7,607	7,797
Schaeffler Finance B.V.:
7.750%, 2–15–17 (B)	11,684	12,356
8.500%, 2–15–19 (B)	9,113	9,728

		62,878

Automotive Manufacturers – 0.5%
Chrysler Group LLC and CG:
8.000%, 6–15–19	1,525	1,533
8.250%, 6–15–21	5,568	5,623

		7,156

Automotive Retail – 2.4%
Asbury Automotive Group, Inc.:
7.625%, 3–15–17	4,708	4,879
8.375%, 11–15–20	12,939	13,942
Sonic Automotive, Inc., 9.000%, 3–15–18	16,815	18,202

		37,023

Banking – 0.1%
Ally Financial Inc., 5.500%, 2–15–17	1,675	1,677

Broadcast / Outdoor – 0.6%
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20 (B)	311	300

2012	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Broadcast / Outdoor (Continued)
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20 (B)	$2,231	$2,186
Harron Communications, L.P. and Harron Finance Corporation, 9.125%, 4–1–20 (B)	4,107	4,241
Univision Communications Inc., 6.875%, 5–15–19 (B)	2,709	2,746

		9,473

Broadcasting – 1.2%
Cumulus Media Inc., 7.750%, 5–1–19 (B)	14,630	13,825
Gray Television, Inc., 10.500%, 6–29–15	5,090	5,294

		19,119

Building Products – 1.0%
Ply Gem Holdings, Inc., 8.250%, 2–15–18	5,971	6,008
Ply Gem Industries, Inc., 8.250%, 2–15–18 (B)	10,488	9,767

		15,775

Cable & Satellite – 0.1%
Nara Cable Funding Limited, 8.875%, 12–1–18 (B)	1,662	1,579

Casinos & Gaming – 1.0%
MGM MIRAGE, 11.375%, 3–1–18	3,400	4,042
MGM Resorts International: 10.000%, 11–1–16	3,440	3,853
8.625%, 2–1–19 (B)	3,593	3,853
Peninsula Gaming, LLC, 10.750%, 8–15–17	3,583	3,959

		15,707

Chemicals – 0.3%
INEOS Finance plc, 8.375%, 2–15–19 (B)	2,718	2,874
LyondellBasell Industries N.V., 5.750%, 4–15–24 (B)	2,507	2,501

		5,375

Communications Equipment – 0.8%
Brightstar Corporation, 9.500%, 12–1–16 (B)	12,461	12,959

Construction & Engineering – 0.3%
J.M. Huber Corporation, 9.875%, 11–1–19 (B)	5,025	5,226

Construction & Farm Machinery & Heavy Trucks – 0.3%
ArvinMeritor, Inc., 10.625%, 3–15–18	4,249	4,568

Construction Materials – 1.7%
Cemex Finance LLC, 9.500%, 12–14–16 (B)	6,200	6,185
Cemex SAB de CV, 9.000%, 1–11–18 (B)	842	794
Headwaters Incorporated, 7.625%, 4–1–19	7,840	7,624
Headwaters Incorporated, Convertible, 2.500%, 2–1–14	3,575	3,271
Hillman Group, Inc. (The), 10.875%, 6–1–18	8,536	8,941

		26,815

CORPORATE DEBT SECURITIES (Continued)	Principal		Value

Consumer Finance – 2.0%
Credit Acceptance Corporation, 9.125%, 2–1–17		$5,425	$5,859
SLM Corporation:
6.000%, 1–25–17		1,381	1,422
7.250%, 1–25–22		828	865
Speedy Cash Intermediate Holdings Corp., 10.750%, 5–15–18 (B)		6,740	6,976
TMX Finance LLC and TitleMax Finance Corporation: 13.250%, 7–15–15		3,047	3,367
WM Finance Corp., 11.500%, 10–1–18 (B)		5,472	5,855
WM Holdings Finance Corp., 13.750%, 10–1–19 (B)		8,505	8,610

			32,954

Data Processing & Outsourced Services – 0.6%
Alliance Data Systems Corporation, 6.375%, 4–1–20 (B)		9,564	9,731

Diversified Chemicals – 1.1%
Kinove German Bondco GmbH, 10.000%, 6–15–18 (B)(E)	EUR	3,479	4,826
Styrolution Group GmbH, 7.625%, 5–15–16 (B)(E)		8,000	9,336
Taminco Global Chemical, 9.750%, 3–31–20 (B)		$2,734	2,843

			17,005

Diversified Metals & Mining – 1.4%
FMG Resources Pty Ltd: 6.000%, 4–1–17 (B)		2,347	2,324
8.250%, 11–1–19 (B)		509	534
6.875%, 4–1–22 (B)		15,861	15,463
FMG Resources Pty Ltd.: 6.375%, 2–1–16		1,700	1,696
6.875%, 2–1–18		1,700	1,700

			21,717

Education Services – 4.2%
Laureate Education, Inc.: 11.000%, 8–15–15 (B)(F)		10,350	10,609
11.250%, 8–15–15 (B)(F)		35,455	36,696
12.750%, 8–15–17 (B)(F)		17,520	18,703

			66,008

Electrical Components & Equipment – 0.8%
WireCo WorldGroup Inc., 10.250%, 5–15–17		11,910	12,297

Electronic Equipment & Instruments – 2.6%
CDW LLC and CDW Finance Corporation: 12.535%, 10–12–17		19,190	20,846
8.500%, 4–1–19		14,399	15,299
8.500%, 4–1–19 (B)		2,515	2,672

			38,817

Electronic Manufacturing Services – 2.3%
Jabil Circuit, Inc.:
7.750%, 7–15–16		4,740	5,404
8.250%, 3–15–18		12,395	14,408
KEMET Corporation:
10.500%, 5–1–18 (B)		8,025	8,627
10.500%, 5–1–18		7,360	7,949

			36,388

30	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value

Finance – 0.1%
Verisure Holding AB (publ), 8.750%, 9–1–18 (B)(E)	EUR	800	$1,097

Food Distributors – 1.6%
U.S. Foodservice, Inc., 8.500%, 6–30–19 (B)		$10,677	10,810
Viskase Companies, Inc., 9.875%, 1–15–18 (B)		12,740	13,473

			24,283

Forest Products – 0.9%
Ainsworth Lumber Co. Ltd., 11.000%, 7–29–15 (B)(D)		18,092	13,697

Gaming – 0.4%
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp., 5.375%, 3–15–22 (B)		6,861	6,689

Health Care Equipment – 1.0%
DJO Finance LLC and DJO Finance Corporation, 9.750%, 10–15–17		2,580	1,922
Immucor, Inc., 11.125%, 8–15–19		11,875	13,196

			15,118

Health Care Facilities – 1.9%
Acadia Healthcare Company, Inc., 12.875%, 11–1–18		8,442	8,991
INC Research, LLC, 11.500%, 7–15–19 (B)		2,125	2,072
Kindred Healthcare, Inc., 8.250%, 6–1–19		4,325	3,768
Radiation Therapy Services, Inc., 9.875%, 4–15–17		4,226	3,391
Tenet Healthcare Corporation, 6.875%, 11–15–31		13,551	11,586

			29,808

Health Care Facilities / Supplies – 0.6%
Chiron Merger Sub, Inc., 12.500%, 11–1–19 (B)		4,189	3,938
Physio–Control International, Inc., 9.875%, 1–15–19 (B)		5,632	5,913

			9,851

Health Care Services – 0.8%
Air Medical Group Holdings Inc., 9.250%, 11–1–18 (B)		3,765	3,916
ExamWorks Group, Inc., 9.000%, 7–15–19 (B)		3,414	3,397
OnCure Holdings, Inc., 11.750%, 5–15–17		1,500	983
WP Rocket Merger Sub, Inc., 10.125%, 7–15–19 (B)		4,685	4,403

			12,699

Health Care Technology – 2.0%
Emdeon, Inc., 11.000%, 12–31–19 (B)		15,169	17,141
MedAssets, Inc., 8.000%, 11–15–18		13,828	14,519

			31,660

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Home Furnishings – 0.1%
Empire Today, LLC and Empire Today Finance Corp., 11.375%, 2–1–17 (B)	$2,008	$1,983

Homebuilding – 0.2%
Taylor Morrison Communities, Inc. and Monarch Communities Inc., 7.750%, 4–15–20 (B)	2,430	2,430

Household Products – 1.0%
Reynolds Group Holdings Limited:
9.000%, 4–15–19 (B)	11,190	11,022
9.875%, 8–15–19 (B)	1,453	1,486
8.250%, 2–15–21 (B)	1,632	1,534
Reynolds Group Issuer (Luxembourg) S.A., Reynolds Group Issuer LLC and Reynolds Group Issuer, Inc., 9.875%, 8–15–19 (B)	2,081	2,128

		16,170

Human Resource & Employment Services – 0.3%
CDRT Merger Sub, Inc., 8.125%, 6–1–19	3,990	4,100

Independent Power Producers & Energy Traders – 1.0%
NRG Energy, Inc.:
7.625%, 5–15–19	7,440	7,180
7.875%, 5–15–21	9,300	8,928

		16,108

Industrial Machinery – 1.2%
CPM Holdings, Inc., 10.625%, 9–1–14 (F)	3,700	3,941
RBS Global, Inc. and Rexnord LLC, 11.750%, 8–1–16	8,535	9,047
Tempel Steel Company, 12.000%, 8–15–16 (B)	3,626	3,553

		16,541

Investment Banking & Brokerage – 1.1%
E*TRADE Financial Corporation:
7.875%, 12–1–15	2,519	2,560
6.750%, 6–1–16	4,420	4,519
12.500%, 11–30–17	700	815
GFI Group Inc., 8.375%, 7–19–18	9,873	9,404

		17,298

IT Consulting & Other Services – 1.4%
iGATE Corporation, 9.000%, 5–1–16	13,756	14,943
SRA International, Inc. and Sterling Merger, Inc., 11.000%, 10–1–19 (B)	6,206	6,547

		21,490

Leisure Facilities – 1.0%
Palace Entertainment Holdings, LLC, 8.875%, 4–15–17 (B)	14,498	15,060

Metal & Glass Containers – 0.4%
Plastipak Holdings, Inc., 10.625%, 8–15–19 (B)	6,035	6,880

2012	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value

Movies & Entertainment – 0.4%
AMC Entertainment Holdings, Inc., 9.750%, 12–1–20		$6,946	$6,547

Multi-Line Insurance – 0.5%
American International Group, Inc., 8.175%, 5–15–58		6,865	7,267

Oil & Gas Drilling – 0.7%
RDS Ultra-Deepwater Ltd, 11.875%, 3–15–17 (B)		9,165	10,127

Oil & Gas Equipment & Services – 2.2%
Forbes Energy Services Ltd., 9.000%, 6–15–19		8,085	7,883
Global Geophysical Services, Inc.:
10.500%, 5–1–17		20,086	19,986
10.500%, 5–1–17 (B)		3,867	3,693
Thermon Industries, Inc., 9.500%, 5–1–17		1,884	2,072

			33,634

Oil & Gas Refining & Marketing – 2.7%
Energy Partners Ltd., 8.250%, 2–15–18		14,606	14,807
Offshore Group Investment Limited, 11.500%, 8–1–15		24,185	26,604
PetroBakken Energy Ltd., 8.625%, 2–1–20 (B)		1,395	1,454

			42,865

Oil Services – 0.5%
Bill Barrett Corporation, 7.000%, 10–15–22		1,223	1,180
Linn Energy, LLC and Linn Energy Finance Corp., 6.250%, 11–1–19 (B)		6,694	6,493

			7,673

Other Diversified Financial Services – 0.7%
Bank of America Corporation:
8.000%, 12–29–49 (F)		8,550	8,768
8.125%, 12–29–49 (F)		1,499	1,543

			10,311

Packaged Foods & Meats – 2.0%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (B)		9,816	10,012
9.625%, 3–15–18 (B)		12,825	11,639
JBS USA, LLC and JBS USA Finance, Inc., 8.250%, 2–1–20 (B)		8,985	9,232

			30,883

Paper Packaging – 0.2%
Sealed Air Corporation, 8.125%, 9–15–19 (B)		2,118	2,338

Paper Products – 0.0%
Verso Paper Corp., 8.750%, 2–1–19		832	458

Pharmaceuticals – 2.6%
Capsugel FinanceCo S.C.A., 9.875%, 8–1–19 (B)(E)	EUR	10,996	15,875
ConvaTec Healthcare E S.A., 10.500%, 12–15–18 (B)		$3,370	3,463

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Pharmaceuticals (Continued)
Jaguar Holding Company II and Jaguar Merger Sub Inc., 9.500%, 12–1–19 (B)	$18,393	$19,957

		39,295

Regional Banks – 0.9%
CIT Group, Inc., 7.000%, 5–2–17 (B)	13,350	13,383

Restaurants – 4.4%
CKE Holdings, Inc., 10.500%, 3–14–16 (B)(D)	30,117	30,874
Dave & Buster’s, Inc., 0.000%, 2–15–16 (B)(G)	24,215	16,103
DineEquity, Inc., 9.500%, 10–30–18	5,322	5,828
NPC International, Inc., 10.500%, 1–15–20 (B)	12,967	14,134

		66,939

Retail Stores – 0.4%
Claire’s Stores, Inc., 9.000%, 3–15–19 (B)	5,606	5,795

Security & Alarm Services – 0.5%
DynCorp International Inc., 10.375%, 7–1–17	9,575	8,318

Semiconductor Equipment – 0.1%
Phototronics, Inc., Convertible, 3.250%, 4–1–16 (B)	975	986

Semiconductors – 0.5%
Freescale Semiconductor, Inc., 8.050%, 2–1–20	3,698	3,717
Micron Technology, Inc., Convertible:
1.500%, 8–1–31 (B)	2,750	2,901
1.875%, 8–1–31 (B)	784	832

		7,450

Service – Other – 1.5%
Monitronics International, Inc., 9.125%, 4–1–20 (B)	9,162	9,277
ServiceMaster Company, (The), 8.000%, 2–15–20 (B)	3,489	3,716
TransUnion LLC and TransUnion Financing Corporation, 9.625%, 6–15–18 (B)	9,608	10,112

		23,105

Specialized Consumer Services – 0.6%
B-Corp Merger Sub, Inc., 8.250%, 6–1–19 (B)	8,955	9,224

Specialized Finance – 0.5%
International Lease Finance Corporation:
4.875%, 4–1–15	4,185	4,143
5.875%, 4–1–19	4,185	4,043

		8,186

Specialized REITs – 0.9%
CNL Lifestyles Properties, Inc., 7.250%, 4–15–19	15,872	14,285

Steel – 0.6%
Ryerson Inc., 12.000%, 11–1–15	4,395	4,505

32	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Steel (Continued)
Severstal Columbus LLC, 10.250%, 2–15–18	$4,300	$4,601

		9,106

Systems Software – 1.6%
Atlantis Merger Sub, Inc. and SoftBrands, Inc., 11.500%, 7–15–18 (B)	18,520	20,465
Lawson Software, Inc., 9.375%, 4–1–19 (B)	4,376	4,529

		24,994

Technology – 0.0%
Fidelity National Information Services, Inc., 5.000%, 3–15–22 (B)	504	496

Technology Distributors – 1.1%
Sophia, L.P. and Sophia Finance, Inc., 9.750%, 1–15–19 (B)	16,742	17,872

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates, L.P. and PFG Finance Corp., 10.125%, 2–15–19 (B)	10,282	7,557

Transportation – Other – 0.1%
Rural/Metro Corporation, 10.125%, 7–15–19 (B)	1,345	1,241

Wireless – 0.2%
Eileme 1 AB (publ) Polkomtel S.A., 14.250%, 8–15–20 (B)(D)	2,862	2,627

Wireless Telecommunication Service – 1.8%
Clearwire Communications LLC, 12.000%, 12–1–15 (B)	9,209	9,072
Clearwire Communications LLC and Clearwire Finance, Inc., 14.750%, 12–1–16 (B)	419	459
Cricket Communications, Inc., 7.750%, 10–15–20	4,095	4,023
Digicel Group Limited:
10.500%, 4–15–18 (B)	5,452	6,024
7.000%, 2–15–20 (B)	764	777
Sprint Nextel Corporation:
9.125%, 3–1–17 (B)	2,092	2,082
7.000%, 3–1–20 (B)	1,365	1,385
Wind Acquisition Finance S.A., 11.750%, 7–15–17 (B)	4,060	3,999

		27,821

TOTAL CORPORATE DEBT SECURITIES – 80.6%		$1,253,599
(Cost: $1,229,845)

MUNICIPAL BONDS – TAXABLE
Arizona – 0.6%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 1.199%, 1–1–37 (F)	12,825	9,237

TOTAL MUNICIPAL BONDS – TAXABLE – 0.6%		$9,237
(Cost: $8,327)

SENIOR LOANS	Principal	Value

Building Products – 1.5%
Goodman Global, Inc., 9.000%, 10–28–17 (F)	$23,189	$23,576

Casinos & Gaming – 0.4%
Revel AC, Inc., 9.000%, 2–17–17 (F)	2,035	2,006
Station Casinos LLC, 3.241%, 6–17–16 (F)	4,279	3,979

		5,985

Communications Equipment – 0.7%
Blue Coat Systems, Inc.:
7.500%, 2–8–18 (F)	8,378	8,326
11.500%, 8–8–18 (F)	3,274	3,274

		11,600

Diversified Real Estate Activities – 0.2%
EIG Investors, Corp., 7.750%, 11–28–17 (F)	2,996	2,996

Diversified Support Services – 1.8%
Advantage Sales & Marketing, Inc.:
9.250%, 5–29–18 (F)	19,322	19,250
13.000%, 12–30–18 (F)	6,000	5,985
Applied Systems, Inc., 9.250%, 6–8–17 (F)	1,290	1,280

		26,515

Environmental & Facilities Services – 0.4%
K2 Pure Solutions Nocal, L.P., 10.000%, 9–10–15 (F)	5,611	5,555

Food Distributors – 0.4%
Fairway Group Acquisition Company, 7.500%, 3–3–17 (F)	7,073	6,967

Health Care Facilities – 0.8%
National Surgical Hospitals, Inc.:
0.000%, 2–3–17 (F)(G)	1,905	1,776
8.250%, 2–3–17 (F)	10,812	10,082

		11,858

Health Care Services – 0.8%
Quintiles Transnational Corp., 7.500%, 2–22–17 (F)	12,557	12,552

Home Furnishings – 0.6%
Spring Windows Fashions, LLC, 11.250%, 5–31–18 (F)	10,200	9,928

Independent Power Producers & Energy Traders – 0.7%
Texas Competitive Electric Holdings Company, LLC, 4.743%, 10–10–17 (F)	19,539	10,838

Internet Software & Services – 1.1%
Nextag, Inc., 7.000%, 1–28–16 (F)	7,474	7,181
Web.com Group, Inc., 7.000%, 10–27–17 (F)	10,299	10,183

		17,364

IT Consulting & Other Services – 0.7%
Presidio, Inc.,
7.250%, 3–31–17 (F)	9,230	9,322

2012	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

SENIOR LOANS (Continued)	Principal	Value

IT Consulting & Other Services (Continued)
Vertafore, Inc., 9.750%, 10–29–17 (F)	$1,311	$1,314

		10,636

Restaurants – 0.6%
Focus Brands, Inc.: 6.250%, 2–2–18 (F)	2,567	2,567
10.250%, 9–1–18 (F)	6,508	6,508

		9,075

Retail Stores – 0.9%
Claire’s Stores, Inc., 0.000%, 5–19–14 (G)	14,969	14,212

Wireless Telecommunication Service – 0.6%
Asurion, LLC, 9.000%, 5–24–19 (F)	9,889	9,998

TOTAL SENIOR LOANS – 12.2%		$189,655
(Cost: $193,546)

SHORT-TERM SECURITIES
Commercial Paper – 3.4%
Citigroup Funding Inc., 0.290%, 4–11–12 (H)	4,000	4,000
Clorox Co., 0.420%, 4–4–12 (H)	4,350	4,350

SHORT-TERM SECURITIES (Continued)	Principal	Value

Commercial Paper (Continued)
Diageo Capital plc (GTD by Diageo plc), 0.440%, 4–23–12 (H)	$11,078	$11,075
Harley-Davidson Funding Corp., 0.350%, 4–17–12 (H)	12,000	11,998
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.):
0.250%, 4-17–12 (H)	5,000	4,999
0.230%, 4-24–12 (H)	5,000	4,999
Hewlett-Packard Company, 0.500%, 4–3–12 (H)	6,000	6,000
Kroger Co. (The), 0.400%, 4–2–12 (H)	4,760	4,760

		52,181

TOTAL SHORT-TERM SECURITIES – 3.4%		$52,181
(Cost: $52,181)

TOTAL INVESTMENT SECURITIES – 98.2%		$1,527,248
(Cost: $1,506,980)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.8%		28,057

NET ASSETS – 100.0%		$1,555,305

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at March 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley international	23,700	4-10-12	—	$296

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $731,394 or 47.0% of net assets.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(G)	Zero coupon bond.

(H)	Rate shown is the yield to maturity at March 31, 2012.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$15,612	$—	$—
Preferred Stocks	5,180	1,138	—
Warrants	—	—	646
Corporate Debt Securities	—	1,244,647	8,952
Municipal Bonds	—	9,237	—
Senior Loans	—	146,448	43,207
Short-Term Securities	—	52,181	—
Total	$20,792	$1,453,651	$52,805

Liabilities
Forward Foreign Currency Contracts	$—	$296	$—

34	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 10-1-11	$850	$3,408	$36,613
Net realized gain (loss)	—	7	149
Net unrealized appreciation (depreciation)	(204)	713	1,308
Purchases	—	—	22,214
Sales	—	(61)	(35,092)
Transfers into Level 3 during the period	—	4,885	18,015
Transfers out of Level 3 during the period	—	—	—
Ending Balance 3-31-12	$646	$8,952	$43,207
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-12	$(204)	$713	$771

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	35

PORTFOLIO HIGHLIGHTS

Municipal Bond Fund	ALL DATA IS AS OF MARCH 31, 2012 (UNAUDITED)

Asset Allocation

Bonds	90.3%
Municipal Bonds	90.3%
Cash and Cash Equivalents	9.7%

Lipper Rankings

Category: Lipper General Municipal Debt Funds	Rank	Percentile
1 Year	161/244	66
3 Year	137/219	63
5 Year	7/192	4
10 Year	39/166	24

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	85.0%
AAA	3.4%
AA	27.9%
A	30.6%
BBB	23.1%
Non-Investment Grade	5.3%
BB	0.1%
Below CCC	0.1%
Non-rated	5.1%
Cash and Cash Equivalents	9.7%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

36	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.6%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A, 6.250%, 11–1–33	$2,000	$2,216
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	2,500	2,900

		5,116

Alaska – 0.2%
AK Intl Arpt Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10–1–21	1,735	1,956

Arizona – 1.2%
AZ Cert of Part, Ser 2010A, 5.250%, 10–1–26	2,000	2,223
Cert of Part for the Benefit of AZ State Univ (AZ State Univ Proj), Ser 2002, 5.375%, 7–1–13	1,000	1,010
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	2,500	2,862
Phoenix Civic Impvt Corp, Sr Lien Arpt Rev Bonds, Ser 2002B, 5.750%, 7–1–14	2,000	2,020
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	2,000	2,346

		10,461

California – 13.2%
ABAG Fin Auth for Nonprofit Corp, Rev Bonds (Sharp Hlth Care), Ser 2009B, 6.250%, 8–1–39	1,000	1,157
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E, 6.000%, 5–1–39	3,000	3,384
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X, 5.500%, 12–1–16	10	12
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9–1–39	2,250	2,462
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A, 6.500%, 11–1–38	2,000	2,313
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	4,000	4,079
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.500%, 10–1–29	1,000	1,145
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B, 5.250%, 6–1–23	2,085	2,337
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A, 5.000%, 1–1–22	1,500	1,607
CA Rural Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 1998B, Class 5, 6.350%, 12–1–29	5	5

MUNICIPAL BONDS (Continued)	Principal	Value

California (Continued)
CA Statewide Cmnty Dev Auth, Hosp Rev Cert of Part, Cedars-Sinai Med Ctr, Ser 1992, 6.500%, 8–1–12	$810	$826
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,750	1,852
6.350%, 7–1–46	1,000	1,073
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine, L.L.C.), Ser 2011, 5.000%, 5–15–21	170	187
CA Various Purp GO Bonds:
6.000%, 2–1–15	3,000	3,421
5.250%, 2–1–19	5,000	5,286
5.250%, 2–1–19	2,000	2,131
5.250%, 11–1–21	1,000	1,067
5.000%, 2–1–22	7,000	7,366
5.250%, 9–1–26	3,500	3,966
5.500%, 4–1–28	3,000	3,305
5.250%, 10–1–29	2,500	2,729
5.750%, 4–1–31	5,000	5,673
6.000%, 3–1–33	1,000	1,162
6.000%, 11–1–39	4,500	5,169
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A, 7.000%, 10–1–36	750	859
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011 A, 6.250%, 9–1–24	2,000	2,230
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp, 5.750%, 2–1–30	2,000	2,162
Delta Cnty Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 1998A, 5.200%, 12–1–14	20	20
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds (Cap Apprec Bonds), Ser 1999, 0.000%, 1–15–17 (A)	7,500	5,756
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2003A-1, 6.750%, 6–1–39	2,500	2,686
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (A)	3,315	1,250
0.000%, 8–1–32 (A)	5,000	1,772
0.000%, 8–1–33 (A)	5,000	1,656
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	2,750	2,968
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A, 5.250%, 5–15–34	3,000	3,342
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	1,500	1,657
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A, 5.750%, 9–1–40	1,000	1,032

2012	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

California (Continued)
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A:
5.500%, 8–1–29	$3,800	$4,244
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008, 5.500%, 10–1–28	500	551
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1, 5.500%, 8–1–35	1,000	1,018
San Jose, CA Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–21	3,185	3,572
Southn CA Pub Power Auth, Multiple Proj Rev Bonds, Ser 1989, 6.750%, 7–1–12	3,455	3,507
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	1,000	1,171
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I, 6.375%, 11–1–34	500	565
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1, 5.750%, 10–1–30	1,000	1,112
The Metro Water Dist of Southn CA, Water Rev Bonds, 2003 Authorization, Ser B-2, 5.000%, 10–1–27	5,000	5,353
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B, 5.500%, 5–15–20	1,500	1,575
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A, 5.875%, 1–1–29	1,000	1,147
Vernon Elec Sys Rev Bonds, Ser 2012A, 5.500%, 8–1–41	2,185	2,237

		117,156

Colorado – 2.4%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12–1–23	2,065	2,357
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,670	1,942
7.400%, 12–1–38	1,000	1,167
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	2,500	2,614
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008:
5.500%, 11–1–27	1,000	1,146
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A, 5.500%, 11–1–29	990	1,017
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010, 5.625%, 12–1–40	2,750	2,915
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	2,500	3,234

MUNICIPAL BONDS (Continued)	Principal	Value

Colorado (Continued)
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	$4,250	$4,785

		21,177

Connecticut – 0.5%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.750%, 6–15–34	2,500	2,800
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A, 5.500%, 1–1–14	1,840	1,846

		4,646

District Of Columbia – 0.9%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	2,250	2,551
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (A)	6,500	5,774

		8,325

Florida – 7.4%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	2,500	2,703
Broward Cnty, FL, Passenger Fac Charge/Arpt Sys Rev Convertible Lien Bonds, Arpt Sys Rev Bonds, Ser 2001J-1, 5.750%, 10–1–18	2,870	2,905
Citizens Ppty Ins Corp, Coastal Account Sr Secured Bonds, Ser 2011A-1, 5.000%, 6–1–20	1,000	1,106
Citizens Ppty Ins Corp, Sr Secured Rev Bonds, Ser 2010A-1, 5.250%, 6–1–17	3,600	4,030
Coral Gables, FL, Hlth Fac Auth, Hosp Rev Bonds (Baptist Hlth South FL Oblig Group), Ser 2004, 5.250%, 8–15–24	5,000	5,565
Greater Orlando Aviation Auth, Arpt Fac Rev Bonds, Ser 2002B, 5.500%, 10–1–17	2,000	2,048
Halifax Hosp Med Ctr (Daytona Beach, FL), Hosp Rev Rfdg and Impvt Bonds, Ser 2006A, 5.250%, 6–1–26	3,000	3,096
Hillsborough Cnty Aviation Auth, FL, Tampa Intl Arpt, Rev Bonds, Ser 2003B, 5.000%, 10–1–20	2,000	2,072
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	3,600	4,533
Miami, FL, Spl Oblig Non-Ad Valorem Rev Rfdg Bonds, Ser 2002A, 5.500%, 9–1–13	2,460	2,499
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2002, 5.750%, 10–1–16	2,000	2,037

38	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Florida (Continued)
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	$2,500	$2,700
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A, 5.500%, 10–1–41	2,500	2,725
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	1,500	1,650
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	2,500	2,905
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B, 5.250%, 10–1–22	5,000	6,056
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C, 6.000%, 10–1–23	2,500	3,020
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	3,000	3,323
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 6.500%, 7–1–35	2,500	2,887
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A, 6.250%, 4–1–39	1,000	1,072
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–40	3,500	3,714
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj.) Ser 2011, 5.250%, 10–15–22	2,250	2,490

		65,136

Georgia – 2.4%
Atlanta Arpt Gen Rev Rfdg Bonds, Ser 2010C, 5.750%, 1–1–23	2,000	2,425
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place, LLC Proj), Ser 2009A, 5.000%, 7–1–37	3,500	3,688
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B, 5.375%, 11–1–39	2,500	2,728
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	1,500	1,619
Dev Auth of Alpharetta, GA, Edu Fac Rev Bonds (Fulton Science Academy Proj), Ser 2011A, 6.250%, 7–1–31	2,250	2,297
Hosp Auth of Cobb Cnty, GA, Rev Anticipation Rfdg and Impvt Cert, Ser 2003, 5.250%, 4–1–20	3,000	3,161
Muni Elec Auth of GA, Proj One Spl Oblig Bonds, Fifth Crossover Ser: 6.400%, 1–1–13	2,530	2,640
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D, 6.000%, 1–1–23	2,100	2,513

		21,071

MUNICIPAL BONDS (Continued)	Principal	Value

Guam – 0.4%
A.B. Won Pat, GU Intl Arpt Auth, Gen Rev Bonds, Ser 2003C, 5.375%, 10–1–20	$3,305	$3,362

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	890
5.750%, 9–1–20	1,000	1,190
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A, 6.750%, 11–1–37	2,000	2,338

		4,418

Illinois – 3.2%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5–1–36	1,500	1,325
Chicago GO Bonds, Proj Ser 2011A, 5.250%, 1–1–35	1,300	1,425
Cmnty College Dist No. 525 (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008, 5.750%, 6–1–28	1,000	1,119
Collateralized Sngl Fam Mtg Rev Bonds (Chicago), Ser 2002C, 5.600%, 10–1–34	620	622
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	2,500	2,725
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–30	2,500	3,051
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.750%, 7–1–33	2,500	2,913
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb, L.L.C. - Northn IL Univ Proj), Ser 2011, 5.750%, 10–1–21	2,000	2,334
IL GO Bonds, Ser 2012A, 4.000%, 1–1–23	8,750	8,906
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1, 0.000%, 6–15–43 (A)	2,000	374
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A, 6.000%, 7–1–24	3,080	3,930

		28,724

Indiana – 1.8%
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007, 5.500%, 3–1–37	1,750	1,821
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A, 7.400%, 7–1–15	4,775	5,427

2012	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Indiana (Continued)
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B, 7.400%, 7–1–15	$8,000	$9,092

		16,340

Iowa – 0.7%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 5.750%, 6–1–31	1,000	1,052
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008, 6.000%, 8–1–27	2,500	3,081
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010, 6.000%, 9–1–39	2,145	2,268

		6,401

Kansas – 1.5%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	2,000	2,360
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010, 5.900%, 4–1–32	3,000	3,096
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2002A-5, 5.550%, 12–1–33	1,270	1,313
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2002B-4, 5.900%, 12–1–34	915	956
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2, 5.650%, 6–1–35	810	845
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2004A-4, 5.625%, 6–1–36	350	363
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig Rev Rfdg Bonds (Redev Proj Area B), 2nd Lien Ser of 2005, 5.000%, 12–1–20	1,750	1,849
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B - Major Multi-Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6–1–21 (A)	2,500	1,651
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006, 5.000%, 12–1–27	655	658

		13,091

MUNICIPAL BONDS (Continued)	Principal	Value

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	$4,500	$5,081
6.500%, 3–1–45	2,000	2,269
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A, 6.000%, 7–15–31	2,500	2,662

		10,012

Louisiana – 1.5%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B, 5.250%, 1–1–28	1,000	1,072
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	5,250	5,720
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,121
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010, 5.250%, 10–1–20	2,040	2,370
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	1,000	1,093
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1–1–23	1,500	1,741

		13,117

Maine – 0.2%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3, 5.875%, 12–1–39	1,445	1,561

Maryland – 0.6%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,750	1,850
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A, 6.000%, 7–1–40	1,500	1,450
MD Trans Auth, Arpt Prkg Rev Bonds (Baltimore/Washington Intl Arpt Proj), Ser 2002B, 5.375%, 3–1–15	2,000	2,025

		5,325

Massachusetts – 1.0%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	2,500	2,655
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	865	966
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010, 5.625%, 10–15–40	1,000	1,040

40	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Massachusetts (Continued)
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A, 5.750%, 7–1–39	$1,615	$1,752
The Cmnwlth of MA, GO Bonds, Ser 2003D, 5.250%, 10–1–21	2,500	2,682

		9,095

Michigan – 2.4%
Board of Regents of Eastn MI Univ, Gen Rev Rfdg Bonds, Ser 2002A, 5.800%, 6–1–13	1,530	1,616
Board of Trustees of Grand Vly, State Univ, Gen Rev Bonds, Ser 2009, 5.750%, 12–1–34	1,000	1,077
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003 (B), 7.500%, 7–1–33	2,000	2,455
Detroit, MI, Water Supply Sys Rev, Sr Lien Bonds, Ser 2011-A, 5.750%, 7–1–37	1,500	1,611
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	4,250	4,632
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.000%, 9–1–29	3,950	4,962
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W, 6.000%, 8–1–39	2,000	2,217
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I, 6.000%, 10–15–38	2,000	2,251

		20,821

Minnesota – 0.6%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006, 5.250%, 5–15–36	2,000	2,052
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A, 6.750%, 11–15–32	1,000	1,196
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	2,000	2,243

		5,491

Missouri – 2.5%
Belton, MO, Cert of Part, Ser 2008, 5.125%, 3–1–25	1,000	1,063
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	2,265	2,263
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	2,250	2,431
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A:
5.500%, 6–1–34	1,000	1,039
5.750%, 6–1–39	1,000	1,082

MUNICIPAL BONDS (Continued)	Principal	Value

Missouri (Continued)
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	$2,300	$2,328
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO - Events Ctr Proj), Ser 2009A, 6.625%, 4–1–33	2,000	2,096
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO - Events Ctr Proj), Ser 2009F, 6.250%, 4–1–38	2,000	2,067
NW MO State Univ, Hsng Sys Rev Bonds, Ser 2003, 5.500%, 6–1–19	2,650	2,761
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009, 6.750%, 6–15–35	2,500	2,640
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A, 0.000%, 7–15–36 (A)	2,250	603
St. Louis, MO, Arpt Rev Rfdg Bonds (Lambert - St. Louis Intl Arpt), Ser 2003A, 5.250%, 7–1–18	1,000	1,042
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (B)	2,000	700

		22,115

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010, 5.625%, 1–1–40	1,000	1,065

Nevada – 0.7%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	3,000	3,402
Overton Power Dist No. 5, Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–25	1,715	2,054
Redev Agy of Mesquite, NV, Tax Incr Rev Bonds, Ser 2009, 7.375%, 6–1–24	1,000	1,042

		6,498

New Hampshire – 0.9%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A, 6.125%, 10–1–39	1,500	1,579
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	1,000	1,053
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009, 7.000%, 4–1–38	2,000	2,438
NH Hlth and Edu Fac Auth, Hosp Rev Bonds, Catholic Med Ctr Issue, Ser 2002A, 6.125%, 7–1–32	1,755	1,797
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A, 5.650%, 1–1–36	880	910

		7,777

2012	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

New Jersey – 3.8%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004:
5.250%, 1–1–18	$1,860	$2,002
5.250%, 1–1–23	1,350	1,416
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010, 5.375%, 10–1–21	2,500	2,976
Newark, NJ GO Sch Purp Rfdg Bonds, Ser 2002, 5.375%, 12–15–13	2,000	2,066
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty L.L.C. - Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	2,900	3,166
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2004I, 5.250%, 9–1–24	2,250	2,509
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	2,545	2,913
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	1,000	1,203
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,385	1,539
5.500%, 12–1–21	1,145	1,293
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	1,500	1,621
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12–15–40 (A)	10,000	2,108
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B, 5.250%, 12–15–22	3,500	4,183
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A, 5.500%, 12–15–22	1,000	1,230
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	2,500	3,005

		33,230

New Mexico – 0.4%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D, 6.000%, 1–1–37	1,120	1,194
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2, 5.250%, 7–1–30	2,325	2,448

		3,642

New York – 4.0%
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2009A, 6.250%, 4–1–33	1,000	1,175
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (A)	2,675	1,511
0.000%, 3–1–26 (A)	2,685	1,428
0.000%, 3–1–27 (A)	2,500	1,254

MUNICIPAL BONDS (Continued)	Principal	Value

New York (Continued)
NYC, GO Bonds, Ser 2004D:
5.250%, 10–15–21	$6,110	$6,575
NYC, GO Bonds, Ser 2003A:
5.750%, 8–1–14	2,000	2,035
NYC, GO Bonds, Ser 2003J, 5.500%, 6–1–19	3,990	4,232
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser, 5.750%, 11–1–30	4,490	5,102
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Sixth Ser, 5.500%, 11–15–13	2,000	2,031
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Seventh Ser, 5.500%, 12–15–14	3,000	3,059
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A, 7.250%, 1–1–20	765	766
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	3,820	3,823
Tob Stlmt Fin Corp, Asset-Bkd Rev Bonds (State Contingency Contract Secured), Ser 2003B–1C, 5.500%, 6–1–21	2,000	2,108

		35,099

North Carolina – 1.0%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2003C, 5.500%, 1–1–14	3,000	3,236
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.750%, 1–1–24	1,000	1,212
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2, 6.000%, 12–1–36	2,480	2,765
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (A)	3,000	917
5.750%, 1–1–39	1,000	1,095

		9,225

Ohio – 1.6%
Cnty of Cuyahoga, OH, Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2003A, 6.000%, 1–1–21	510	546
Cnty of Cuyahoga, OH, Rev Bonds (Cleveland ClinicHlth Sys Oblig Group), Ser 2003A, 6.000%, 1–1–21	490	525
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	1,000	1,171
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E, 5.625%, 10–1–19	2,000	2,275
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	4,500	4,860

42	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Ohio (Continued)
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj), 5.750%, 11–15–40	$1,000	$1,063
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A, 5.250%, 1–1–33	2,000	2,152
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J, 6.200%, 9–1–33	1,090	1,142

		13,734

Oklahoma – 0.3%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B, 5.750%, 3–1–29	1,015	1,082
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A, 5.875%, 1–1–28	1,000	1,147

		2,229

Oregon – 0.1%
The Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C, 5.000%, 7–1–22	1,000	1,117

Pennsylvania – 5.9%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	1,000	1,175
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,218
6.000%, 6–1–36	2,750	3,028
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	3,500	3,694
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010, 6.000%, 8–1–35	750	796
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10–1–26	2,500	2,759
PA Indl Dev Auth, Econ Dev Rev Bonds, Ser 2002:
5.500%, 7–1–14	2,000	2,043
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C, 0.000%, 6–1–33 (A)	4,000	3,878
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	2,250	2,444
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2, 0.000%, 12–1–28 (A)	8,500	7,813
Philadelphia Auth for Indl Dev (Mariana Bracetti Academy Charter Sch Proj), Rev Bonds, Ser 2011, 7.250%, 12–15–31	2,600	2,796
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D, 5.250%, 6–15–22	5,000	5,577

MUNICIPAL BONDS (Continued)	Principal	Value

Pennsylvania (Continued)
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A, 5.250%, 12–15–24	$10,750	$11,980
Susquehanna Area Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2003A, 5.500%, 1–1–19	2,120	2,131

		52,332

Puerto Rico – 4.6%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A, 5.500%, 7–1–21	1,500	1,658
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2004A, 5.250%, 7–1–21	5,740	6,092
Cmnwlth of PR, Pub Impvt Rfdg (GO Bonds), Ser 2012A, 5.500%, 7–1–39 (C)	7,500	7,616
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A:
5.000%, 7–1–28	1,000	1,045
6.000%, 7–1–44	5,300	5,557
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.750%, 7–1–36	4,250	4,661
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B, 5.500%, 8–1–31	1,750	1,816
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A, 0.000%, 8–1–32 (A)	5,000	4,781
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A, 0.000%, 8–1–33 (A)	4,500	3,584
PR Aqueduct and Sewer Authority, Revenue Bonds, Ser A (Senior Lien), 6.000%, 7–1–38	3,500	3,707

		40,517

Rhode Island – 0.9%
RI Hlth and Edu Bldg Corp, Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A, 6.250%, 5–15–30	1,590	1,802
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12–1–18	4,330	4,763
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A, 6.250%, 12–1–27	1,500	1,659

		8,224

South Carolina – 0.5%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A, 6.500%, 4–1–42	4,015	4,237

South Dakota – 0.2%
SD Hlth and Edu Fac Auth (Huron Rgnl Med Ctr Issue), Rev Bonds, Ser 1994, 7.300%, 4–1–16	1,720	1,843

2012	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Tennessee – 1.5%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B, 5.750%, 7–1–25	$750	$837
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,635
5.750%, 7–1–20	1,330	1,583
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A, 5.500%, 7–1–36	3,000	3,114
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A, 6.500%, 7–1–38	2,500	2,863
The Memphis and Shelby Cnty Sports Auth, Inc., Rev Bonds (Memphis Arena Proj), Ser 2002A, 5.500%, 11–1–13	2,000	2,061

		13,093

Texas – 11.4%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008, 5.500%, 8–15–27	2,000	2,241
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	3,000	3,205
Cap Area Cultural Ed Fac Fin Corp, Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4–1–45	1,000	1,063
Cass Cnty Indl Dev Corp, Envirnmt Impvt, Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	2,500	3,234
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Impvt and Rfdg Bonds, Ser 2001A, 5.875%, 11–1–17	785	788
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Bonds, Ser 2003A, 5.500%, 11–1–19	5,000	5,308
Dallas Independent Sch Dist (Dallas Cnty, TX) Unlimited Tax Sch Bldg Bonds, Ser 2008, 6.375%, 2–15–34	2,500	3,073
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A, 6.000%, 8–15–38	2,500	3,007
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.000%, 12–1–27	2,500	3,040
Harris Cnty Hlth Fac Dev Corp, Thermal Util Rev Bonds (Teco Proj), Ser 2008, 5.000%, 11–15–26	2,500	2,701
Harris Cnty-Houston Sports Auth, Sr Lien Rev Bonds, Ser 2001G, 5.750%, 11–15–15	1,500	1,503
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
5.750%, 2–15–28	1,000	1,001
6.000%, 2–15–33	500	501

MUNICIPAL BONDS (Continued)	Principal	Value

Texas (Continued)
Lancaster Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2004, 5.750%, 2–15–30	$6,000	$6,597
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A, 6.250%, 5–15–28	2,500	2,917
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	4,500	4,654
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011, 5.625%, 12–1–17	5,000	5,152
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (A)	25,000	10,446
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A, 6.500%, 8–15–39	1,000	1,117
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp - Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	4,000	4,087
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	3,000	2,964
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	1,500	1,721
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	2,000	2,279
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,700
7.000%, 6–30–40	5,000	5,774
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	2,500	2,760
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011, 6.750%, 5–1–26	3,740	4,376
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A, 0.000%, 8–15–26 (A)	24,500	12,965

		101,174

Vermont – 0.1%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27, 5.500%, 11–1–37	895	934

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A, 6.750%, 10–1–37	1,000	1,119

44	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Virginia – 1.3%
Indl Dev Auth of Roanoke, VA, Hosp Rev Bonds (Carilion Hlth Sys Oblig Group), Ser 2002A:
5.750%, 7–1–14	$2,225	$2,255
5.500%, 7–1–17	2,000	2,026
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	2,500	3,035
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B, 6.000%, 7–1–27	1,605	1,895
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E, 6.375%, 1–1–36	2,035	2,215

		11,426

Washington – 2.6%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010, 5.750%, 1–1–41	2,250	2,427
Spokane Pub Fac Dist, Rgnl Proj, Spokane Pub Fac Dist, Hotel/Motel Tax and Sales/Use Tax Bonds, Ser 2003, 5.750%, 12–1–19	1,665	1,785
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009, 7.000%, 7–1–39	1,000	1,111
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.125%, 3–1–29	2,500	2,939
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A, 6.500%, 11–15–33	1,500	1,702
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C, 5.500%, 8–15–36	2,910	3,013
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B, 7.125%, 7–1–16	8,200	10,216

		23,193

West Virginia – 0.7%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.500%, 10–1–31	1,700	1,832
WV Infra GO Bonds, Ser 1999A, 0.000%, 11–1–13 (A)	4,000	3,944

		5,776

Wisconsin – 0.6%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A, 5.750%, 5–1–33	1,000	1,173
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A, 5.625%, 4–15–39	1,500	1,605
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	2,000	2,313

		5,091

MUNICIPAL BONDS (Continued)	Principal	Value

Wyoming – 0.2%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004, 5.750%, 6–1–34	$675	$666
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–28	1,000	1,092

		1,758

TOTAL MUNICIPAL BONDS – 90.3%		$799,250
(Cost: $724,105)

SHORT-TERM SECURITIES
Commercial Paper – 4.3%
Citigroup Funding Inc., 0.300%, 4–4–12 (D)	6,000	6,000
Clorox Co., 0.320%, 4–10–12 (D)	5,275	5,275
Ecolab Inc., 0.400%, 4–4–12 (D)	4,700	4,700
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.), 0.230%, 4–25–12 (D)	5,000	4,999
Sara Lee Corporation, 0.320%, 4–2–12 (D)	5,589	5,589
Target Corporation, 0.160%, 4–2–12 (D)	6,000	5,999
Wisconsin Electric Power Co., 0.150%, 4–3–12 (D)	5,000	5,000

		37,562

Municipal Obligations – 4.9%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.190%, 4–2–12 (E)	3,000	3,000
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hltcare Org (GTD by JPMorgan Chase Bank, N.A.), 0.180%, 4–5–12 (E)	1,170	1,170
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.200%, 4–5–12 (E)	500	500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.190%, 4–3–12 (E)	11,000	11,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser D (GTD by Chevron Corporation), 0.190%, 4–3–12 (E)	9,000	9,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (GTD by JPMorgan Chase & Co.), 0.160%, 4–5–12 (E)	9,000	9,000
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.), 0.220%, 4–5–12 (E)	2,000	2,000

2012	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value

Municipal Obligations (Continued)
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3 (GTD by Wells Fargo Bank, N.A.), 0.130%, 4–15–12 (E)	$6,138	$6,138
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.190%, 4–3–12 (E)	1,725	1,725

		43,533

TOTAL SHORT-TERM SECURITIES – 9.2%		$81,095
(Cost: $81,095)

TOTAL INVESTMENT SECURITIES – 99.5%		$880,345
(Cost: $805,200)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		4,663

NET ASSETS – 100.0%		$885,008

Notes to Schedule of Investments

(A)	Zero coupon bond.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Purchased on a when-issued basis with settlement subsequent to March 31, 2012.

(D)	Rate shown is the yield to maturity at March 31, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$798,550	$700
Short-Term Securities	—	81,095	—
Total	$—	$879,645	$700

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

46	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Municipal High Income Fund	ALL DATA IS AS OF MARCH 31, 2012 (UNAUDITED)

Asset Allocation

Bonds	91.5%
Municipal Bonds	91.5%
Cash and Cash Equivalents	8.5%

Lipper Rankings

Category: Lipper High Yield Municipal Debt Funds	Rank	Percentile
1 Year	106/124	85
3 Year	65/104	62
5 Year	10/91	11
10 Year	5/64	8

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	40.1%
AA	3.0%
A	13.4%
BBB	23.7%
Non-Investment Grade	51.4%
BB	5.3%
B	2.5%
CCC	0.5%
Below CCC	1.2%
Non-rated	41.9%
Cash and Cash Equivalents	8.5%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2012	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.1%
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008 A, 7.000%, 9–1–32	$1,000	$1,088

Arizona – 3.2%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 1.199%, 1–1–37 (A)	10,000	7,202
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	8,000	9,159
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,447
6.250%, 12–1–46	1,500	1,522
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3–1–42	2,000	2,186
The Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A, 6.125%, 12–15–34	1,500	1,501
The Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A, 6.125%, 9–1–34	1,380	1,319

		24,336

Arkansas – 0.1%
Pub Fac Board of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A, 6.000%, 6–1–40	1,000	1,039

California – 6.2%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A, 6.750%, 7–1–39	5,400	5,772
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A, 5.250%, 6–1–36	1,000	875
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.750%, 10–1–39	4,000	4,614
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009, 6.625%, 8–1–29	2,500	3,097
CA Statewide Cmnty Dev Auth, Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 7.000%, 11–15–29	1,500	1,694
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	3,000	3,175
6.350%, 7–1–46	1,750	1,878
CA Various Purp GO Bonds, 6.000%, 11–1–39	1,000	1,149
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010, 6.125%, 9–15–40	5,000	5,299
Cmnty Fac Dist No. 15 (Mission Ranch) of Riverside Unif Sch Dist, Spl Tax Bonds (Impvt Area No. 3), Ser 2009A, 6.750%, 9–1–39	1,000	1,030

MUNICIPAL BONDS (Continued)	Principal	Value

California (Continued)
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1, 5.125%, 6–1–47	$5,000	$3,454
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010, 6.000%, 9–1–39	2,540	2,623
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,211
6.750%, 11–1–39	900	971
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	2,500	2,762
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10–1–24	380	424
6.500%, 10–1–26	380	412
6.625%, 10–1–27	330	360
6.750%, 10–1–28	430	470
6.750%, 10–1–29	400	435
7.000%, 10–1–32	1,000	1,099
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,116
8.000%, 8–1–38	1,400	1,572

		46,492

Colorado – 8.4%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006, 5.250%, 10–1–40	2,000	1,940
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10–1–40	4,955	5,100
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B, 8.000%, 12–1–38	1,180	1,417
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	2,700	3,151
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	4,000	4,508
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	5,975	6,246
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2006A, 5.750%, 1–1–37	3,000	2,992
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2009A:
8.250%, 1–1–24	875	928
9.000%, 1–1–34	750	798
Kremmling Mem Hosp Dist Proj, Ser 2010, 7.125%, 12–1–45	5,000	5,288

48	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Colorado (Continued)
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.200%, 12–1–37	$4,000	$4,093
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007, 5.500%, 12–15–37	7,300	6,534
Pine Bluffs Metro Dist, Douglas Cnty CO, GO Ltd Tax Bonds, Ser 2004, 3.480%, 12–1–24 (C)	3,325	1,663
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003, 6.050%, 12–1–33	1,245	1,256
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	3,000	3,378
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006, 5.750%, 12–1–36	2,087	1,900
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007, 5.250%, 12–1–37	4,427	3,916
Tallyn’s Reach Metro Dist No. 3, Ltd Tax GO Bonds, Ser 2004, 6.750%, 12–1–33	1,585	1,632
Valagua Metro Dist, Eagle Cnty, CO, GO Ltd Tax Bonds, Ser 2008, 7.750%, 12–1–37	3,000	2,478
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007, 6.200%, 12–1–34	3,472	3,472

		62,690

Connecticut – 0.7%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	4,500	5,017

Florida – 2.9%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,419
6.750%, 11–1–39	2,250	2,433
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011, 7.750%, 1–1–41	5,000	5,325
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A, 6.000%, 9–15–40	6,000	6,160
FL Dev Fin Corp, Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A, 7.250%, 10–1–38	2,000	2,121
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8–15–32	2,300	3,256

		21,714

Georgia – 1.1%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	2,000	2,159

MUNICIPAL BONDS (Continued)	Principal	Value

Georgia (Continued)
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A, 8.750%, 6–1–29	$3,000	$3,568
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A:
7.400%, 1–1–24	660	677
7.400%, 1–1–34	1,725	1,763

		8,167

Guam – 0.8%
Govt of GU, GO Bonds, Ser 1993A, 5.400%, 11–15–18	2,735	2,718
Govt of GU, GO Bonds, Ser 2009A, 7.000%, 11–15–39	2,700	2,932

		5,650

Hawaii – 0.4%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	466
9.000%, 11–15–44	2,000	2,339

		2,805

Illinois – 6.4%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	3,000	2,596
5.700%, 5–1–36	2,500	2,209
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010, 6.125%, 12–1–18	2,500	2,591
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	3,035	3,212
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009, 7.000%, 8–15–44	5,000	5,596
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–38	2,565	3,119
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C, 6.625%, 11–1–39	3,000	3,503
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009, 7.875%, 3–1–32	3,500	3,715
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010, 7.500%, 3–1–32	2,000	2,084
SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd Incr Sales Tax Proj), Ser 2007, 5.350%, 3–1–31	3,340	2,704
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12–1–22	3,895	4,069
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	1,245	1,327

2012	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Illinois (Continued)
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006, 5.850%, 12–1–36	$2,675	$2,115
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010, 0.000%, 12–1–29 (B)	7,385	6,288
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10–1–36	2,500	2,681

		47,809

Indiana – 2.2%
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	2,000	2,087
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B, 6.450%, 1–1–23	1,330	1,394
IN Fin Auth, Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A, 9.000%, 7–1–39	1,500	1,805
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	2,000	2,184
Westfield Redev Dist, Tax Incr Rev Bonds of 2009, 6.500%, 2–1–30	2,000	2,095
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	3,920	4,037
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010, 6.750%, 1–15–32	3,000	3,115

		16,717

Iowa – 1.4%
Cedar Rapids, IA, First Mtg Rev Bonds (Cottage Grove Place Proj), Ser 2004, 6.500%, 7–1–33	4,135	2,661
Cedar Rapids, IA, First Mtg Rev Bonds (Cottage Grove Place Proj), Ser 1998-A, 5.875%, 7–1–28	5,000	3,323
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A, 6.750%, 11–15–37	4,500	4,234

		10,218

Kansas – 3.0%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	3,000	3,540
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A, 6.750%, 9–1–30	2,920	3,101
Cert of Part in Rental Payments for Spring Hill Golf Corp, Ser 1998A:
5.750%, 1–15–06 (C)	75	11
6.250%, 1–15–13 (C)	270	41
6.375%, 1–15–20 (C)	325	49
6.500%, 1–15–28 (C)	4,470	670

MUNICIPAL BONDS (Continued)	Principal	Value

Kansas (Continued)
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8–1–37	$3,500	$3,628
Lenexa, KS, Spl Oblig Tax Incr Rev Bonds (City Ctr East Proj I), Ser 2007, 6.000%, 4–1–27 (C)	4,920	2,955
Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West Vlg Ctr Proj), Ser 2007:
5.450%, 9–1–22	1,655	1,163
5.500%, 9–1–26	1,000	694
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A, 6.000%, 11–15–38	3,750	3,789
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12–1–16 (C)	1,312	577
5.000%, 12–1–28 (C)	1,832	806
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi-Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6–1–21 (B)	1,000	661
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006, 6.200%, 9–1–26	1,000	1,015

		22,700

Kentucky – 0.7%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	2,000	2,258
6.500%, 3–1–45	2,500	2,836

		5,094

Louisiana – 0.8%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,121
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	4,600	5,029

		6,150

Maryland – 0.6%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,250	1,322
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010, 5.750%, 9–1–25	3,000	3,159

		4,481

Massachusetts – 1.2%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 7.000%, 7–1–42	4,000	4,330
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A, 7.875%, 6–1–44	1,100	1,106

50	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Massachusetts (Continued)
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C-2, 6.250%, 6–1–14	$815	$803
MA Indl Fin Agy, Res Recovery Rev Rfdg Bonds (Ogden Haverhill Proj), Ser 1998A, 5.600%, 12–1–19	2,500	2,507

		8,746

Michigan – 6.4%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1), 7.000%, 7–1–27	3,000	3,598
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B), 7.500%, 7–1–33	3,500	4,295
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	1,650	1,798
7.500%, 7–1–39	1,500	1,638
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Oblig Group), Ser 1998A, 5.750%, 9–1–17	1,320	1,321
Kent Hosp Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A, 6.250%, 7–1–40	6,000	6,137
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,018
7.450%, 10–1–41	1,000	1,018
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A, 6.500%, 12–1–40	3,000	3,019
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A, 8.500%, 10–1–45	9,815	10,941
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.250%, 9–1–39	7,000	8,912
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	1,390	1,436
7.000%, 11–15–38	2,400	2,413

		47,544

Missouri – 11.5%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A, 7.750%, 5–1–28	3,060	3,359
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B, 8.000%, 5–1–28	2,000	2,119
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A, 6.250%, 10–1–17	2,200	2,200
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	541
6.125%, 12–1–36	675	544

MUNICIPAL BONDS (Continued)	Principal	Value

Missouri (Continued)
Chillicothe, MO, Tax Incr Rev Bonds (South U.S. 65 Proj), Ser 2006:
5.625%, 4–1–24	$860	$752
5.625%, 4–1–27	1,500	1,266
Crossings Cmnty Impvt Dist, Rev Bonds (Wildwood, MO), Ser 2006, 5.000%, 3–1–26	2,000	1,959
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	500	419
5.400%, 10–1–26	760	591
5.500%, 10–1–31	1,500	1,119
5.550%, 10–1–36	400	290
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A:
6.500%, 10–1–30	1,500	1,684
6.500%, 10–1–35	1,000	1,120
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	2,500	2,530
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006, 5.000%, 11–1–23	2,600	2,439
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008, 7.000%, 4–1–28	5,700	4,847
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B, 7.000%, 9–1–35	3,000	3,088
Liberty, MO, Tax Incr Rev Bonds (Liberty Triangle Proj), Ser 2004, 5.750%, 9–1–24	650	610
M150 and 135th Street Trans Dev Dist, Trans Sales Tax Rev Bonds (State Line Station Proj-Kansas City), Ser 2004, 6.000%, 10–1–34	2,700	2,700
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Hwy 141/Manchester Road Proj), Ser 2010, 6.875%, 11–1–39	5,000	5,256
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2004A, 5.500%, 12–1–24	2,000	2,073
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A, 6.000%, 6–1–20	1,000	1,146
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007, 4.500%, 11–1–27	3,500	3,507
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B, 9.000%, 11–1–31	3,000	3,066
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A:
0.000%, 7–15–36 (B)	1,500	402
0.000%, 7–15–37 (B)	2,500	631
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007, 5.750%, 4–1–27	1,250	985

2012	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Missouri (Continued)
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007, 5.750%, 3–1–27	$1,610	$1,524
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A, 5.950%, 11–1–29	2,900	2,781
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A, 5.875%, 11–1–35	2,500	1,862
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006, 5.750%, 12–1–28 (C)	1,000	260
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	4,735	4,829
6.500%, 1–1–35	3,000	3,024
The Indl Dev Auth of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010C-2, 7.000%, 11–15–15	2,500	2,506
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3–1–29	1,185	1,059
The Indl Dev Auth of Lee’s Summit, MO, Sr Living Fac Rev Bonds (John Knox Vlg Oblig Group), Ser 2007A, 5.125%, 8–15–32	1,000	945
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (C)	4,000	1,400
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	3,000	3,019
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8–15–32	7,000	6,671
The Indl Dev Auth of St. Louis, MO, Tax Incr and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007, 5.750%, 11–1–27	1,500	1,458
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009, 7.500%, 4–1–32	3,000	3,408

		85,989

Nevada – 2.0%
Clark Cnty, NV, Spl Impvt Dist No. 142 (Mountain’s Edge), Local Impvt Bonds, Ser 2003:
5.800%, 8–1–15	1,820	1,886
6.100%, 8–1–18	1,365	1,412
6.375%, 8–1–23	2,325	2,400

MUNICIPAL BONDS (Continued)	Principal	Value

Nevada (Continued)
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	$5,000	$5,671
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–38	3,000	3,560

		14,929

New Hampshire – 0.0%
Lisbon Regional Sch Dist, NH, GO Cap Apprec Sch Bonds, 0.000%, 2–1–13 (B)	105	104

New Jersey – 1.6%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999, 6.250%, 9–15–19	5,665	5,686
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	2,500	3,007
Tob Stlmt Fin Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A, 5.000%, 6–1–41	3,760	2,849

		11,542

New York – 2.7%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A:
6.500%, 1–1–27	1,500	1,259
6.700%, 1–1–43	5,000	4,041
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.500%, 8–1–16 (C)	2,500	2,448
7.750%, 8–1–31 (C)	3,500	3,441
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005, 6.375%, 1–1–39	1,900	1,727
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1–1–20	1,855	1,857
7.250%, 1–1–30	1,000	1,001
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	4,740	4,744

		20,518

Ohio – 1.9%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	3,500	4,099
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E, 5.625%, 10–1–19	4,315	4,909
Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B, 6.875%, 5–15–40	1,250	1,321

52	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Ohio (Continued)
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C, 6.375%, 11–15–32	$3,875	$3,890

		14,219

Oklahoma – 0.9%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,029
6.000%, 11–15–38	4,550	4,478

		6,507

Oregon – 1.4%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008, 8.250%, 1–1–38	4,000	5,063
Port of Portland, OR, Portland Intl Arpt, Passenger Fac Charge Rev Bonds, Ser 2011A, 5.500%, 7–1–30	5,000	5,703

		10,766

Pennsylvania – 1.3%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	3,000	3,525
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	5,000	4,222
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (C)	1,850	629
7.350%, 7–1–22 (C)	3,400	1,156

		9,532

Puerto Rico – 1.8%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28 (D)	2,000	2,144
5.500%, 7–1–39 (D)	3,750	3,808
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.250%, 7–1–40	2,000	2,072
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	4,500	5,157

		13,181

South Carolina – 0.9%
SC Jobs - Econ Dev Auth, Rfdg Rev Bonds (The Woodlands at Furman Proj), Ser 2012A:
6.000%, 11–15–42	713	506
6.000%, 11–15–47	1,782	1,244
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A, 6.500%, 4–1–42	5,000	5,278

MUNICIPAL BONDS (Continued)	Principal	Value

South Carolina (Continued)
SC Jobs - Econ Dev Auth, Sub Cap Apprec, Rfdg Rev Bonds (The Woodlands at Furman Proj), Ser 2012B: 0.000%, 11–15–47 (B)	$1,069	$33

		7,061

Tennessee – 0.7%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN) Gas Sys Rev Rfdg Bonds, Ser 2005:
6.800%, 5–1–19	1,850	1,856
6.900%, 5–1–29	3,750	3,746

		5,602

Texas – 12.2%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	1,750	1,870
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	3,500	4,517
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (B)	2,000	491
0.000%, 1–1–40 (B)	1,500	286
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A, 9.000%, 9–1–38	3,000	3,185
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	4,500	4,640
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.250%, 12–1–35	2,000	2,453
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A:
5.250%, 2–15–13	600	600
5.250%, 2–15–14	700	698
5.250%, 2–15–15	710	702
5.500%, 2–15–27	1,500	1,267
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–38	1,600	1,589
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A, 6.375%, 8–15–44	2,000	2,200
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8–15–38	5,405	6,433
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A, 6.625%, 7–1–36	6,000	6,011
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2007, 5.500%, 2–15–37	2,320	2,277

2012	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Texas (Continued)
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	$4,500	$4,654
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011, 6.875%, 12–1–24	2,000	2,080
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	995
6.500%, 8–15–39	1,800	2,011
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	500	553
7.750%, 6–1–39	1,200	1,348
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp - Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	6,000	6,130
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	6,000	5,928
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	777
8.250%, 11–15–44	7,000	7,283
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	5,000	5,698
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,805
7.000%, 6–30–40	6,000	6,928
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	2,500	2,760
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2–15–40	3,000	3,197

		91,366

Utah – 0.6%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A:
5.300%, 6–1–28	2,000	2,156
5.500%, 6–1–37	2,000	2,108

		4,264

Virginia – 2.7%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
5.400%, 7–1–27	2,500	2,016
5.500%, 7–1–37	3,800	2,861

MUNICIPAL BONDS (Continued)	Principal	Value

Virginia (Continued)
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7–1–38	$5,000	$6,116
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007, 5.625%, 9–1–41	2,779	2,498
Marquis Comnty Dev Auth (VA), Rev Bonds, Ser 2007, 0.000%, 9–1–41 (B)	821	94
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. - Harbor’s Edge Proj), Ser 2004A:
6.000%, 1–1–25	1,050	1,043
6.125%, 1–1–35	3,640	3,590
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership - Sussex Apt Proj), Ser 1996, 8.000%, 9–1–26	2,330	2,336

		20,554

Washington – 1.4%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12–1–21	2,250	2,327
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007:
5.625%, 12–1–25	1,500	1,622
5.750%, 12–1–28	1,510	1,619
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.375%, 3–1–38	4,100	4,876

		10,444

Wisconsin – 0.7%
WI Hlth and Edu Fac Auth, Rev Bonds (Beaver Dam Cmnty Hosp, Inc. Proj), Ser 2004A:
6.500%, 8–15–24	1,000	1,004
6.500%, 8–15–26	2,000	2,040
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,062
6.125%, 6–1–39	1,000	1,059

		5,165

Wyoming – 0.6%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–38	4,000	4,284

TOTAL MUNICIPAL BONDS – 91.5%		$684,484
(Cost: $662,105)

SHORT-TERM SECURITIES
Commercial Paper – 3.5%
Avon Capital Corp. (GTD by Avon Products, Inc.), 0.460%, 4–23–12 (E)	5,000	4,999
Bemis Company, Inc., 0.350%, 4–10–12 (E)	4,850	4,850
Clorox Co., 0.320%, 4–10–12 (E)	6,000	5,998

54	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value

Commercial Paper (Continued)
Ecolab Inc., 0.400%, 4–4–12 (E)	$5,900	$5,900
Sara Lee Corporation, 0.320%, 4–2–12 (E)	4,160	4,160

		25,907

Master Note – 0.8%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (F)	6,183	6,183

Municipal Obligations – 3.4%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.190%, 4–2–12 (F)	1,958	1,958
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.200%, 4–5–12 (F)	350	350
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank, N.A.), 0.190%, 4–5–12 (F)	3,100	3,100
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.170%, 4–3–12 (F)	11,323	11,323

SHORT-TERM SECURITIES (Continued)	Principal	Value

Municipal Obligations (Continued)
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.190%, 4–3–12 (F)	$3,000	$3,000
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.), 0.220%, 4–5–12 (F)	2,000	2,000
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3 (GTD by Wells Fargo Bank, N.A.), 0.130%, 4–15–12 (F)	2,875	2,875
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.190%, 4–3–12 (F)	517	517

		25,123

TOTAL SHORT-TERM SECURITIES – 7.7%		$57,213
(Cost: $57,213)

TOTAL INVESTMENT SECURITIES – 99.2%		$741,697
(Cost: $719,318)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		5,796

NET ASSETS – 100.0%		$747,493

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Purchased on a when-issued basis with settlement subsequent to March 31, 2012.

(E)	Rate shown is the yield to maturity at March 31, 2012.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$677,222	$7,262
Short-Term Securities	—	57,213	—
Total	$—	$734,435	$7,262

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	55

STATEMENTS OF ASSETS AND LIABILITIES

Waddell & Reed Advisors Funds	AS OF MARCH 31, 2012 (UNAUDITED)

(In thousands, except per share amounts)	Bond Fund	Cash Management	Global Bond Fund	Government Securities Fund	High Income Fund	Municipal Bond Fund	Municipal High Income Fund
ASSETS
Investments in unaffiliated securities at market value+	$1,499,854	$1,077,495	$852,318	$488,594	$1,527,248	$880,345	$741,697
Investments at Market Value	1,499,854	1,077,495	852,318	488,594	1,527,248	880,345	741,697
Cash	1	1,346	83	435	5,600	1	1
Investment securities sold receivable	—	—	4,678	—	24,579	—	—
Dividends and interest receivable	13,280	3,090	12,332	2,622	30,062	11,681	12,203
Capital shares sold receivable	3,092	16,630	1,966	1,108	1,837	2,572	710
Receivable from affiliates	—	2,909	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	113	—	—	—	—
Prepaid and other assets	73	72	53	44	109	63	408
Total Assets	1,516,300	1,101,542	871,543	492,803	1,589,435	894,662	755,019

LIABILITIES
Investment securities purchased payable	—	—	15,321	—	29,756	7,646	6,023
Capital shares redeemed payable	2,845	26,079	2,401	1,465	2,194	1,755	894
Distributions payable	—	110	—	104	1,283	—	395
Trustees and Chief Compliance Officer fees payable	128	152	58	47	139	97	69
Distribution and service fees payable	20	1	12	6	21	12	11
Shareholder servicing payable	334	428	265	122	329	79	76
Investment management fee payable	39	24	28	12	49	24	20
Accounting services fee payable	22	21	18	12	22	18	15
Unrealized depreciation on forward foreign currency contracts	—	—	1,447	—	296	—	—
Other liabilities	36	33	39	18	41	23	23
Total Liabilities	3,424	26,848	19,589	1,786	34,130	9,654	7,526
Total Net Assets	$1,512,876	$1,074,694	$851,954	$491,017	$1,555,305	$885,008	$747,493

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,444,675	$1,075,119	$835,993	$472,380	$1,567,404	$811,746	$752,033
Undistributed net investment income	2,171	—	2,515	—	—	1,935	883
Accumulated net realized gain (loss)	(11,410)	(425)	3,038	(566)	(32,080)	(3,818)	(27,802)
Net unrealized appreciation	77,440	—	10,408	19,203	19,981	75,145	22,379
Total Net Assets	$1,512,876	$1,074,694	$851,954	$491,017	$1,555,305	$885,008	$747,493

CAPITAL SHARES OUTSTANDING:
Class A	222,479	1,064,844	197,169	76,382	194,422	114,612	146,894
Class B	1,681	3,556	1,770	741	1,981	198	441
Class C	2,843	6,720	3,753	1,781	4,247	2,347	5,445
Class Y	6,454	N/A	10,584	6,292	15,458	N/A	N/A

NET ASSET VALUE PER SHARE:
Class A	$6.48	$1.00	$3.99	$5.76	$7.20	$7.55	$4.89
Class B	$6.47	$1.00	$3.99	$5.76	$7.20	$7.54	$4.89
Class C	$6.47	$1.00	$3.99	$5.76	$7.20	$7.54	$4.89
Class Y	$6.48	N/A	$4.00	$5.76	$7.20	N/A	N/A

+COST
Investments in unaffiliated securities at cost	$1,422,414	$1,077,495	$840,655	$469,391	$1,506,980	$805,200	$719,318

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2012

STATEMENTS OF OPERATIONS

Waddell & Reed Advisors Funds	FOR THE SIX MONTHS ENDED MARCH 31, 2012 (UNAUDITED)

(In thousands)	Bond Fund	Cash Management		Global Bond Fund	Government Securities Fund	High Income Fund	Municipal Bond Fund	Municipal High Income Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$—		$256	$—	$273	$—	$—
Foreign dividend withholding tax	—	—		(8)	—	—	—	—
Interest and amortization from unaffiliated securities	28,363	1,727		23,180	6,686	68,427	19,648	21,093
Foreign interest withholding tax	—	—		(112)	—	—	—	—
Total Investment Income	28,363	1,727		23,316	6,686	68,700	19,648	21,093
EXPENSES
Investment management fee	3,416	2,191		2,646	1,203	4,351	2,149	1,808
Distribution and service fees:
Class A	1,724	N/A		981	536	1,638	1,023	841
Class B	59	20		39	23	73	8	12
Class C	89	43		79	51	144	75	118
Shareholder servicing:
Class A	1,452	1,910		1,166	501	1,382	317	296
Class B	38	6		27	13	42	3	3
Class C	31	8		29	15	39	14	20
Class Y	40	N/A		40	28	87	N/A	N/A
Registration fees	51	56		44	37	51	38	35
Custodian fees	27	29		36	10	34	15	14
Trustees and Chief Compliance Officer fees	38	23		24	12	37	19	17
Accounting services fee	130	128		108	68	130	105	85
Professional fees	45	33		54	20	66	45	66
Other	61	80		55	26	57	28	23
Total Expenses	7,201	4,527		5,328	2,543	8,131	3,839	3,338
Less:
Expenses in excess of limit	(90)	(2,909)		(88)	(135)	(125)	(153)	(110)
Total Net Expenses	7,111	1,618		5,240	2,408	8,006	3,686	3,228
Net Investment Income	21,252	109		18,076	4,278	60,694	15,962	17,865

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(711)	—	*	509	267	13,245	221	(1,597)
Forward foreign currency contracts	—	—		2,879	—	3,398	—	—
Foreign currency exchange transactions	—	—		5	—	2,240	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	8,280	—		22,259	(5,796)	110,065	21,522	24,187
Forward foreign currency contracts	—	—		1,238	—	(3,436)	—	—
Foreign currency exchange transactions	—	—		36	—	53	—	—
Net Realized and Unrealized Gain (Loss)	7,569	—	*	26,926	(5,529)	125,565	21,743	22,590
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,821	$109		$45,002	$(1,251)	$186,259	$37,705	$40,455

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	57

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Bond Fund		Cash Management		Global Bond Fund
(In thousands)	Six months ended 3-31-12 (Unaudited)	Year ended 9-30-11	Six months ended 3-31-12 (Unaudited)	Year ended 9-30-11	Six months ended 3-31-12 (Unaudited)	Year ended 9-30-11
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$21,252	$35,093	$109	$224	$18,076	$33,126
Net realized gain (loss) on investments	(711)	12,599	— *	61	3,393	(877)
Net change in unrealized appreciation (depreciation)	8,280	(72)	—	—	23,533	(39,897)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,821	47,620	109	285	45,002	(7,648)
Distributions to Shareholders From:
Net investment income:
Class A	(21,996)	(36,461)	(108)	(221)	(18,632)	(28,166)
Class B	(120)	(301)	— *	(1)	(141)	(276)
Class C	(201)	(366)	(1)	(2)	(307)	(493)
Class Y	(981)	(798)	N/A	N/A	(1,417)	(881)
Net realized gains:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class Y	—	—	N/A	N/A	—	—
Total Distributions to Shareholders	(23,298)	(37,926)	(109)	(224)	(20,497)	(29,816)
Capital Share Transactions	92,017	144,625	(36,240)	(127,678)	(19,578)	88,235
Net Increase (Decrease) in Net Assets	97,540	154,319	(36,240)	(127,617)	4,927	50,771
Net Assets, Beginning of Period	1,415,336	1,261,017	1,110,934	1,238,551	847,027	796,256
Net Assets, End of Period	$1,512,876	$1,415,336	$1,074,694	$1,110,934	$851,954	$847,027
Undistributed net investment income	$2,171	$3,121	$—	$—	$2,515	$4,941

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

58	SEMIANNUAL REPORT	2012

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Government Securities Fund		High Income Fund
(In thousands)	Six months ended 3-31-12 (Unaudited)	Year ended 9-30-11	Six months ended 3-31-12 (Unaudited)	Year ended 9-30-11
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,278	$10,060	$60,694	$114,157
Net realized gain on investments	267	5,140	18,883	76,962
Net change in unrealized appreciation (depreciation)	(5,796)	826	106,682	(147,018)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,251)	16,026	186,259	44,101
Distributions to Shareholders From:
Net investment income:
Class A	(4,557)	(10,612)	(56,554)	(99,753)
Class B	(22)	(101)	(549)	(1,257)
Class C	(67)	(195)	(1,125)	(2,054)
Class Y	(457)	(105)	(5,185)	(10,652)
Net realized gains:
Class A	(3,706)	(4,914)	—	—
Class B	(40)	(93)	—	—
Class C	(87)	(147)	—	—
Class Y	(356)	(32)	—	—
Total Distributions to Shareholders	(9,292)	(16,199)	(63,413)	(113,716)
Capital Share Transactions	43,248	32,825	30,285	89,514
Net Increase in Net Assets	32,705	32,652	153,131	19,899
Net Assets, Beginning of Period	458,312	425,660	1,402,174	1,382,275
Net Assets, End of Period	$491,017	$458,312	$1,555,305	$1,402,174
Undistributed net investment income	$—	$—	$—	$974

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	59

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Municipal Bond Fund		Municipal High Income Fund
(In thousands)	Six months ended 3-31-12 (Unaudited)	Year ended 9-30-11	Six months ended 3-31-12 (Unaudited)	Year ended 9-30-11
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,962	$31,216	$17,865	$36,201
Net realized gain (loss) on investments	221	(127)	(1,597)	1,751
Net change in unrealized appreciation (depreciation)	21,522	(8,023)	24,187	(21,257)
Net Increase in Net Assets Resulting from Operations	37,705	23,066	40,455	16,695
Distributions to Shareholders From:
Net investment income:
Class A	(15,589)	(30,172)	(17,328)	(35,599)
Class B	(23)	(61)	(48)	(132)
Class C	(220)	(428)	(508)	(1,011)
Net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Total Distributions to Shareholders	(15,832)	(30,661)	(17,884)	(36,742)
Capital Share Transactions	73,912	39,606	62,680	(1,468)
Net Increase (Decrease) in Net Assets	95,785	32,011	85,251	(21,515)
Net Assets, Beginning of Period	789,223	757,212	662,242	683,757
Net Assets, End of Period	$885,008	$789,223	$747,493	$662,242
Undistributed net investment income	$1,935	$1,805	$883	$901

See Accompanying Notes to Financial Statements.

60	SEMIANNUAL REPORT	2012

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2012	SEMIANNUAL REPORT	61

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2012 (unaudited)	$6.46	$0.09	(3)	$ 0.03	$ 0.12	$(0.10)	$—	$(0.10)
Year ended 9-30-2011	6.42	0.17	(3)	0.06	0.23	(0.19)	—	(0.19)
Year ended 9-30-2010	6.13	0.15	(3)	0.37	0.52	(0.23)	—	(0.23)
Year ended 9-30-2009	5.87	0.23	(3)	0.28	0.51	(0.25)	—	(0.25)
Year ended 9-30-2008	6.11	0.25		(0.23)	0.02	(0.26)	—	(0.26)
Year ended 9-30-2007	6.11	0.27		0.00	0.27	(0.27)	—	(0.27)
Class B Shares
Six-month period ended 3-31-2012 (unaudited)	6.45	0.06	(3)	0.03	0.09	(0.07)	—	(0.07)
Year ended 9-30-2011	6.42	0.10	(3)	0.05	0.15	(0.12)	—	(0.12)
Year ended 9-30-2010	6.13	0.07	(3)	0.38	0.45	(0.16)	—	(0.16)
Year ended 9-30-2009	5.87	0.17	(3)	0.28	0.45	(0.19)	—	(0.19)
Year ended 9-30-2008	6.11	0.19		(0.23)	(0.04)	(0.20)	—	(0.20)
Year ended 9-30-2007	6.11	0.21		0.00	0.21	(0.21)	—	(0.21)
Class C Shares
Six-month period ended 3-31-2012 (unaudited)	6.45	0.07	(3)	0.02	0.09	(0.07)	—	(0.07)
Year ended 9-30-2011	6.42	0.12	(3)	0.04	0.16	(0.13)	—	(0.13)
Year ended 9-30-2010	6.13	0.08	(3)	0.38	0.46	(0.17)	—	(0.17)
Year ended 9-30-2009	5.87	0.18	(3)	0.28	0.46	(0.20)	—	(0.20)
Year ended 9-30-2008	6.11	0.20		(0.24)	(0.04)	(0.20)	—	(0.20)
Year ended 9-30-2007	6.11	0.21		0.00	0.21	(0.21)	—	(0.21)
Class Y Shares
Six-month period ended 3-31-2012 (unaudited)	6.46	0.10	(3)	0.03	0.13	(0.11)	—	(0.11)
Year ended 9-30-2011	6.42	0.19	(3)	0.05	0.24	(0.20)	—	(0.20)
Year ended 9-30-2010	6.13	0.15	(3)	0.38	0.53	(0.24)	—	(0.24)
Year ended 9-30-2009	5.88	0.26	(3)	0.26	0.52	(0.27)	—	(0.27)
Year ended 9-30-2008	6.11	0.27		(0.22)	0.05	(0.28)	—	(0.28)
Year ended 9-30-2007	6.11	0.29		0.00	0.29	(0.29)	—	(0.29)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

62	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2012 (unaudited)	$6.48	1.94%	$1,442	0.97	%(4)	2.92	%(4)	0.98	%(4)	2.91	%(4)	11%
Year ended 9-30-2011	6.46	3.65	1,329	0.97		2.73		0.98		2.72		61
Year ended 9-30-2010	6.42	8.61	1,217	0.99		2.24		1.00		2.23		26
Year ended 9-30-2009	6.13	8.88	956	1.02		3.85		1.07		3.80		30
Year ended 9-30-2008	5.87	0.21	819	1.03		4.15		1.03		4.15		37
Year ended 9-30-2007	6.11	4.51	649	1.07		4.43		1.10		4.40		32
Class B Shares
Six-month period ended 3-31-2012 (unaudited)	6.47	1.33	11	2.17	(4)	1.72	(4)	—		—		11
Year ended 9-30-2011	6.45	2.34	12	2.12		1.60		—		—		61
Year ended 9-30-2010	6.42	7.52	21	2.04		1.21		—		—		26
Year ended 9-30-2009	6.13	7.79	25	2.04		2.90		2.08		2.86		30
Year ended 9-30-2008	5.87	-0.78	30	2.04		3.15		2.04		3.15		37
Year ended 9-30-2007	6.11	3.53	32	2.03		3.47		2.06		3.44		32
Class C Shares
Six-month period ended 3-31-2012 (unaudited)	6.47	1.47	18	1.87	(4)	2.02	(4)	—		—		11
Year ended 9-30-2011	6.45	2.58	17	1.87		1.84		—		—		61
Year ended 9-30-2010	6.42	7.69	20	1.87		1.37		—		—		26
Year ended 9-30-2009	6.13	7.96	17	1.90		2.99		1.94		2.95		30
Year ended 9-30-2008	5.87	-0.68	16	1.92		3.26		1.92		3.26		37
Year ended 9-30-2007	6.11	3.58	12	1.97		3.53		2.00		3.50		32
Class Y Shares
Six-month period ended 3-31-2012 (unaudited)	6.48	2.09	42	0.66	(4)	3.23	(4)	—		—		11
Year ended 9-30-2011	6.46	3.94	57	0.68		3.00		—		—		61
Year ended 9-30-2010	6.42	8.94	4	0.69		2.57		—		—		26
Year ended 9-30-2009	6.13	9.06	19	0.69		4.18		0.73		4.14		30
Year ended 9-30-2008	5.88	0.72	27	0.70		4.49		0.70		4.49		37
Year ended 9-30-2007	6.11	4.87	28	0.71		4.78		0.74		4.75		32

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	63

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CASH MANAGEMENT

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income		Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2012 (unaudited)	$1.00	$0.00	(3)	$0.00	$0.00	$ —	*	$—		$ —	*
Year ended 9-30-2011	1.00	0.00	(3)	0.00	0.00	—	*	—		—	*
Year ended 9-30-2010	1.00	0.00	(3)	0.00	0.00	—	*	—	*	—	*
Year ended 9-30-2009	1.00	0.01	(3)	0.00	0.01	(0.01)		—	*	(0.01)
Year ended 9-30-2008	1.00	0.03		0.00	0.03	(0.03)		—		(0.03)
Year ended 9-30-2007	1.00	0.05		0.00	0.05	(0.05)		—		(0.05)
Class B Shares(5)
Six-month period ended 3-31-2012 (unaudited)	1.00	0.00	(3)	0.00	0.00	—	*	—		—	*
Year ended 9-30-2011	1.00	0.00	(3)	0.00	0.00	—	*	—		—	*
Year ended 9-30-2010	1.00	0.00	(3)	0.00	0.00	—	*	—	*	—	*
Year ended 9-30-2009	1.00	0.00	(3)	0.00	0.00	—	*	—	*	—	*
Year ended 9-30-2008	1.00	0.02		0.00	0.02	(0.02)		—		(0.02)
Year ended 9-30-2007	1.00	0.04		0.00	0.04	(0.04)		—		(0.04)
Class C Shares(5)
Six-month period ended 3-31-2012 (unaudited)	1.00	0.00	(3)	0.00	0.00	—	*	—		—	*
Year ended 9-30-2011	1.00	0.00	(3)	0.00	0.00	—	*	—		—	*
Year ended 9-30-2010	1.00	0.00	(3)	0.00	0.00	—	*	—	*	—	*
Year ended 9-30-2009	1.00	0.00	(3)	0.00	0.00	—	*	—	*	—	*
Year ended 9-30-2008	1.00	0.02		0.00	0.02	(0.02)		—		(0.02)
Year ended 9-30-2007	1.00	0.04		0.00	0.04	(0.04)		—		(0.04)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	Class B and Class C are not available for direct investments.

64	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)
Class A Shares
Six-month period ended 3-31-2012 (unaudited)	$1.00	0.01%	$1,064	0.30	%(4)	0.02	%(4)	0.82	%(4)	-0.50	%(4)
Year ended 9-30-2011	1.00	0.02	1,097	0.34		0.02		0.79		-0.43
Year ended 9-30-2010	1.00	0.14	1,221	0.62		0.10		0.77		-0.05
Year ended 9-30-2009	1.00	1.16	1,234	0.73		1.16		—		—
Year ended 9-30-2008	1.00	3.00	1,275	0.73		2.87		—		—
Year ended 9-30-2007	1.00	4.68	1,032	0.78		4.59		—		—
Class B Shares(5)
Six-month period ended 3-31-2012 (unaudited)	1.00	0.01	4	0.30	(4)	0.02	(4)	1.75	(4)	-1.44	(4)
Year ended 9-30-2011	1.00	0.02	4	0.34		0.02		1.81		-1.45
Year ended 9-30-2010	1.00	0.09	7	0.70		0.07		1.72		-0.95
Year ended 9-30-2009	1.00	0.38	14	1.53		0.39		1.68		0.24
Year ended 9-30-2008	1.00	2.00	14	1.70		1.87		—		—
Year ended 9-30-2007	1.00	3.64	10	1.79		3.58		—		—
Class C Shares(5)
Six-month period ended 3-31-2012 (unaudited)	1.00	0.01	7	0.30	(4)	0.02	(4)	1.64	(4)	-1.32	(4)
Year ended 9-30-2011	1.00	0.02	9	0.34		0.02		1.67		-1.31
Year ended 9-30-2010	1.00	0.09	10	0.68		0.06		1.65		-0.91
Year ended 9-30-2009	1.00	0.40	15	1.49		0.41		1.64		0.26
Year ended 9-30-2008	1.00	2.06	14	1.65		1.90		—		—
Year ended 9-30-2007	1.00	3.71	8	1.73		3.64		—		—

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	65

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

GLOBAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2012 (unaudited)	$3.88	$0.08	(3)	$ 0.12	$ 0.20	$(0.09)	$—	$(0.09)
Year ended 9-30-2011	4.05	0.16	(3)	(0.19)	(0.03)	(0.14)	—	(0.14)
Year ended 9-30-2010	3.82	0.16	(3)	0.15	0.31	(0.08)	—	(0.08)
Year ended 9-30-2009	3.70	0.17	(3)	0.17	0.34	(0.22)	—	(0.22)
Year ended 9-30-2008	3.85	0.15		(0.13)	0.02	(0.17)	—	(0.17)
Year ended 9-30-2007	3.65	0.15		0.19	0.34	(0.14)	—	(0.14)
Class B Shares
Six-month period ended 3-31-2012 (unaudited)	3.88	0.06	(3)	0.12	0.18	(0.07)	—	(0.07)
Year ended 9-30-2011	4.05	0.11	(3)	(0.18)	(0.07)	(0.10)	—	(0.10)
Year ended 9-30-2010	3.82	0.12	(3)	0.15	0.27	(0.04)	—	(0.04)
Year ended 9-30-2009	3.69	0.13	(3)	0.18	0.31	(0.18)	—	(0.18)
Year ended 9-30-2008	3.84	0.12		(0.13)	(0.01)	(0.14)	—	(0.14)
Year ended 9-30-2007	3.65	0.11		0.18	0.29	(0.10)	—	(0.10)
Class C Shares
Six-month period ended 3-31-2012 (unaudited)	3.88	0.05	(3)	0.14	0.19	(0.08)	—	(0.08)
Year ended 9-30-2011	4.05	0.12	(3)	(0.18)	(0.06)	(0.11)	—	(0.11)
Year ended 9-30-2010	3.82	0.14	(3)	0.14	0.28	(0.05)	—	(0.05)
Year ended 9-30-2009	3.70	0.14	(3)	0.17	0.31	(0.19)	—	(0.19)
Year ended 9-30-2008	3.84	0.12		(0.12)	0.00	(0.14)	—	(0.14)
Year ended 9-30-2007	3.65	0.12		0.18	0.30	(0.11)	—	(0.11)
Class Y Shares
Six-month period ended 3-31-2012 (unaudited)	3.88	0.09	(3)	0.13	0.22	(0.10)	—	(0.10)
Year ended 9-30-2011	4.06	0.17	(3)	(0.19)	(0.02)	(0.16)	—	(0.16)
Year ended 9-30-2010	3.83	0.17	(3)	0.16	0.33	(0.10)	—	(0.10)
Year ended 9-30-2009	3.70	0.18	(3)	0.18	0.36	(0.23)	—	(0.23)
Year ended 9-30-2008	3.85	0.17		(0.13)	0.04	(0.19)	—	(0.19)
Year ended 9-30-2007	3.65	0.17		0.19	0.36	(0.16)	—	(0.16)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

66	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2012 (unaudited)	$3.99	5.32%	$788	1.22	%(4)	4.21	%(4)	1.24	%(4)	4.19	%(4)	13%
Year ended 9-30-2011	3.88	-0.72	778	1.18		3.93		1.20		3.91		30
Year ended 9-30-2010	4.05	8.24	762	1.19		4.09		1.21		4.07		28
Year ended 9-30-2009	3.82	9.77	611	1.26		4.50		1.29		4.47		45
Year ended 9-30-2008	3.70	0.52	525	1.20		3.96		1.23		3.93		41
Year ended 9-30-2007	3.85	9.55	306	1.29		4.18		1.32		4.15		40
Class B Shares
Six-month period ended 3-31-2012 (unaudited)	3.99	4.71	7	2.38	(4)	3.05	(4)	2.40	(4)	3.03	(4)	13
Year ended 9-30-2011	3.88	-1.77	8	2.26		2.84		2.28		2.82		30
Year ended 9-30-2010	4.05	7.21	13	2.16		3.13		2.18		3.11		28
Year ended 9-30-2009	3.82	9.03	14	2.25		3.51		2.28		3.48		45
Year ended 9-30-2008	3.69	-0.36	18	2.07		3.09		2.10		3.06		41
Year ended 9-30-2007	3.84	8.12	11	2.34		3.13		2.37		3.10		40
Class C Shares
Six-month period ended 3-31-2012 (unaudited)	3.99	4.86	15	2.05	(4)	2.72	(4)	2.07	(4)	2.70	(4)	13
Year ended 9-30-2011	3.88	-1.52	16	2.02		3.10		2.04		3.08		30
Year ended 9-30-2010	4.05	7.37	19	2.01		3.57		2.03		3.55		28
Year ended 9-30-2009	3.82	8.88	15	2.10		3.67		2.13		3.64		45
Year ended 9-30-2008	3.70	-0.06	15	2.02		3.15		2.05		3.12		41
Year ended 9-30-2007	3.84	8.24	7	2.23		3.24		2.26		3.21		40
Class Y Shares
Six-month period ended 3-31-2012 (unaudited)	4.00	5.77	42	0.82	(4)	4.79	(4)	0.84	(4)	4.77	(4)	13
Year ended 9-30-2011	3.88	-0.59	45	0.81		4.31		0.83		4.29		30
Year ended 9-30-2010	4.06	8.63	3	0.82		4.19		0.84		4.17		28
Year ended 9-30-2009	3.83	10.51	21	0.84		4.92		0.87		4.89		45
Year ended 9-30-2008	3.70	0.88	24	0.83		4.33		0.86		4.30		41
Year ended 9-30-2007	3.85	10.03	23	0.86		4.61		0.89		4.58		40

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	67

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

GOVERNMENT SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2012 (unaudited)	$5.89	$0.05	(3)	$(0.07)	$(0.02)	$(0.06)	$(0.05)	$(0.11)
Year ended 9-30-2011	5.90	0.14	(3)	0.07	0.21	(0.15)	(0.07)	(0.22)
Year ended 9-30-2010	5.68	0.18	(3)	0.22	0.40	(0.18)	—	(0.18)
Year ended 9-30-2009	5.52	0.17	(3)	0.16	0.33	(0.17)	—	(0.17)
Year ended 9-30-2008	5.42	0.20		0.10	0.30	(0.20)	—	(0.20)
Year ended 9-30-2007	5.42	0.23		0.00	0.23	(0.23)	—	(0.23)
Class B Shares
Six-month period ended 3-31-2012 (unaudited)	5.89	0.02	(3)	(0.07)	(0.05)	(0.03)	(0.05)	(0.08)
Year ended 9-30-2011	5.90	0.08	(3)	0.07	0.15	(0.09)	(0.07)	(0.16)
Year ended 9-30-2010	5.68	0.12	(3)	0.22	0.34	(0.12)	—	(0.12)
Year ended 9-30-2009	5.52	0.12	(3)	0.16	0.28	(0.12)	—	(0.12)
Year ended 9-30-2008	5.42	0.15		0.10	0.25	(0.15)	—	(0.15)
Year ended 9-30-2007	5.42	0.18		0.00	0.18	(0.18)	—	(0.18)
Class C Shares
Six-month period ended 3-31-2012 (unaudited)	5.89	0.03	(3)	(0.07)	(0.04)	(0.04)	(0.05)	(0.09)
Year ended 9-30-2011	5.90	0.09	(3)	0.07	0.16	(0.10)	(0.07)	(0.17)
Year ended 9-30-2010	5.68	0.13	(3)	0.22	0.35	(0.13)	—	(0.13)
Year ended 9-30-2009	5.52	0.12	(3)	0.16	0.28	(0.12)	—	(0.12)
Year ended 9-30-2008	5.42	0.15		0.10	0.25	(0.15)	—	(0.15)
Year ended 9-30-2007	5.42	0.18		0.00	0.18	(0.18)	—	(0.18)
Class Y Shares
Six-month period ended 3-31-2012 (unaudited)	5.89	0.06	(3)	(0.07)	(0.01)	(0.07)	(0.05)	(0.12)
Year ended 9-30-2011	5.90	0.14	(3)	0.09	0.23	(0.17)	(0.07)	(0.24)
Year ended 9-30-2010	5.68	0.19	(3)	0.22	0.41	(0.19)	—	(0.19)
Year ended 9-30-2009	5.52	0.19	(3)	0.16	0.35	(0.19)	—	(0.19)
Year ended 9-30-2008	5.42	0.22		0.10	0.32	(0.22)	—	(0.22)
Year ended 9-30-2007	5.42	0.25		0.00	0.25	(0.25)	—	(0.25)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

68	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2012 (unaudited)	$5.76	-0.28%	$441	1.00	%(4)	1.79	%(4)	1.06	%(4)	1.73	%(4)	14%
Year ended 9-30-2011	5.89	3.84	415	1.01		2.44		1.07		2.38		77
Year ended 9-30-2010	5.90	7.03	402	1.00		2.95		1.06		2.89		60
Year ended 9-30-2009	5.68	6.05	375	1.01		3.04		1.06		2.99		48
Year ended 9-30-2008	5.52	5.60	345	1.06		3.58		1.10		3.54		36
Year ended 9-30-2007	5.42	4.31	204	1.11		4.23		1.15		4.19		43
Class B Shares
Six-month period ended 3-31-2012 (unaudited)	5.76	-0.87	4	2.16	(4)	0.63	(4)	2.20	(4)	0.59	(4)	14
Year ended 9-30-2011	5.89	2.69	5	2.10		1.34		2.14		1.30		77
Year ended 9-30-2010	5.90	6.02	8	1.95		2.03		1.99		1.99		60
Year ended 9-30-2009	5.68	5.08	13	1.92		2.12		1.96		2.08		48
Year ended 9-30-2008	5.52	4.63	14	1.99		2.68		2.03		2.64		36
Year ended 9-30-2007	5.42	3.35	13	2.04		3.30		2.08		3.26		43
Class C Shares
Six-month period ended 3-31-2012 (unaudited)	5.76	-0.70	10	1.82	(4)	0.97	(4)	1.86	(4)	0.93	(4)	14
Year ended 9-30-2011	5.89	2.97	10	1.84		1.60		1.88		1.56		77
Year ended 9-30-2010	5.90	6.18	13	1.81		2.18		1.85		2.14		60
Year ended 9-30-2009	5.68	5.19	13	1.81		2.24		1.85		2.20		48
Year ended 9-30-2008	5.52	4.73	11	1.90		2.75		1.94		2.71		36
Year ended 9-30-2007	5.42	3.41	8	1.98		3.37		2.02		3.33		43
Class Y Shares
Six-month period ended 3-31-2012 (unaudited)	5.76	-0.13	36	0.68	(4)	2.11	(4)	0.72	(4)	2.07	(4)	14
Year ended 9-30-2011	5.89	4.17	28	0.69		2.67		0.73		2.63		77
Year ended 9-30-2010	5.90	7.37	3	0.70		3.30		0.74		3.26		60
Year ended 9-30-2009	5.68	6.36	41	0.70		3.39		0.74		3.35		48
Year ended 9-30-2008	5.52	5.97	3	0.72		4.12		0.76		4.08		36
Year ended 9-30-2007	5.42	4.71	14	0.73		4.60		0.77		4.56		43

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	69

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2012 (unaudited)	$6.61	$0.29	(3)	$ 0.61	$ 0.90	$(0.31)	$—	$(0.31)
Year ended 9-30-2011	6.92	0.55	(3)	(0.31)	0.24	(0.55)	—	(0.55)
Year ended 9-30-2010	6.56	0.55	(3)	0.36	0.91	(0.55)	—	(0.55)
Year ended 9-30-2009	6.31	0.50	(3)	0.25	0.75	(0.50)	—	(0.50)
Year ended 9-30-2008	7.28	0.51		(0.95)	(0.44)	(0.53)	—	(0.53)
Year ended 9-30-2007	7.27	0.53		0.01	0.54	(0.53)	—	(0.53)
Class B Shares
Six-month period ended 3-31-2012 (unaudited)	6.61	0.25	(3)	0.61	0.86	(0.27)	—	(0.27)
Year ended 9-30-2011	6.92	0.47	(3)	(0.31)	0.16	(0.47)	—	(0.47)
Year ended 9-30-2010	6.56	0.48	(3)	0.36	0.84	(0.48)	—	(0.48)
Year ended 9-30-2009	6.30	0.43	(3)	0.26	0.69	(0.43)	—	(0.43)
Year ended 9-30-2008	7.28	0.44		(0.95)	(0.51)	(0.47)	—	(0.47)
Year ended 9-30-2007	7.26	0.46		0.02	0.48	(0.46)	—	(0.46)
Class C Shares
Six-month period ended 3-31-2012 (unaudited)	6.61	0.26	(3)	0.61	0.87	(0.28)	—	(0.28)
Year ended 9-30-2011	6.92	0.49	(3)	(0.31)	0.18	(0.49)	—	(0.49)
Year ended 9-30-2010	6.56	0.50	(3)	0.36	0.86	(0.50)	—	(0.50)
Year ended 9-30-2009	6.30	0.45	(3)	0.25	0.70	(0.44)	—	(0.44)
Year ended 9-30-2008	7.28	0.44		(0.95)	(0.51)	(0.47)	—	(0.47)
Year ended 9-30-2007	7.26	0.46		0.02	0.48	(0.46)	—	(0.46)
Class Y Shares
Six-month period ended 3-31-2012 (unaudited)	6.61	0.30	(3)	0.61	0.91	(0.32)	—	(0.32)
Year ended 9-30-2011	6.92	0.57	(3)	(0.31)	0.26	(0.57)	—	(0.57)
Year ended 9-30-2010	6.56	0.57	(3)	0.36	0.93	(0.57)	—	(0.57)
Year ended 9-30-2009	6.31	0.52	(3)	0.25	0.77	(0.52)	—	(0.52)
Year ended 9-30-2008	7.29	0.53		(0.96)	(0.43)	(0.55)	—	(0.55)
Year ended 9-30-2007	7.27	0.55		0.02	0.57	(0.55)	—	(0.55)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

70	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2012 (unaudited)	$7.20	13.72%	$1,399	1.09	%(4)	8.28	%(4)	1.11	%(4)	8.26	%(4)	46%
Year ended 9-30-2011	6.61	3.22	1,232	1.08		7.74		1.10		7.72		98
Year ended 9-30-2010	6.92	14.46	1,222	1.09		8.20		1.11		8.18		97
Year ended 9-30-2009	6.56	13.49	1,069	1.17		8.71		1.20		8.68		67
Year ended 9-30-2008	6.31	-6.39	824	1.12		7.38		1.15		7.35		30
Year ended 9-30-2007	7.28	7.74	922	1.12		7.17		1.15		7.14		59
Class B Shares
Six-month period ended 3-31-2012 (unaudited)	7.20	13.09	14	2.21	(4)	7.18	(4)	2.23	(4)	7.16	(4)	46
Year ended 9-30-2011	6.61	2.11	15	2.15		6.65		2.17		6.63		98
Year ended 9-30-2010	6.92	13.28	21	2.14		7.15		2.16		7.13		97
Year ended 9-30-2009	6.56	12.40	24	2.26		7.66		2.29		7.63		67
Year ended 9-30-2008	6.30	-7.42	24	2.12		6.38		2.15		6.35		30
Year ended 9-30-2007	7.28	6.70	33	2.09		6.20		2.12		6.17		59
Class C Shares
Six-month period ended 3-31-2012 (unaudited)	7.20	13.26	31	1.90	(4)	7.48	(4)	1.92	(4)	7.46	(4)	46
Year ended 9-30-2011	6.61	2.38	28	1.89		6.92		1.91		6.90		98
Year ended 9-30-2010	6.92	13.53	29	1.91		7.39		1.93		7.37		97
Year ended 9-30-2009	6.56	12.64	27	2.03		7.75		2.06		7.72		67
Year ended 9-30-2008	6.30	-7.35	13	2.05		6.45		2.08		6.42		30
Year ended 9-30-2007	7.28	6.74	17	2.04		6.25		2.07		6.22		59
Class Y Shares
Six-month period ended 3-31-2012 (unaudited)	7.20	13.89	111	0.78	(4)	8.63	(4)	0.79	(4)	8.62	(4)	46
Year ended 9-30-2011	6.61	3.53	127	0.77		8.04		0.79		8.02		98
Year ended 9-30-2010	6.92	14.82	110	0.78		8.51		0.80		8.49		97
Year ended 9-30-2009	6.56	13.93	81	0.80		9.00		0.83		8.97		67
Year ended 9-30-2008	6.31	-6.09	39	0.79		7.71		0.82		7.68		30
Year ended 9-30-2007	7.29	7.93	38	0.80		7.50		0.83		7.47		59

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	71

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

MUNICIPAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2012 (unaudited)	$7.36	$0.14	(3)	$ 0.19	$0.33	$(0.14)	$—	$(0.14)
Year ended 9-30-2011	7.42	0.30	(3)	(0.06)	0.24	(0.30)	—	(0.30)
Year ended 9-30-2010	7.27	0.30	(3)	0.15	0.45	(0.30)	—	(0.30)
Year ended 9-30-2009	6.63	0.29	(3)	0.63	0.92	(0.28)	—	(0.28)
Year ended 9-30-2008	6.92	0.26		(0.28)	(0.02)	(0.27)	—	(0.27)
Year ended 9-30-2007	6.99	0.27		(0.08)	0.19	(0.26)	—	(0.26)
Class B Shares
Six-month period ended 3-31-2012 (unaudited)	7.35	0.11	(3)	0.19	0.30	(0.11)	—	(0.11)
Year ended 9-30-2011	7.41	0.23	(3)	(0.06)	0.17	(0.23)	—	(0.23)
Year ended 9-30-2010	7.26	0.23	(3)	0.15	0.38	(0.23)	—	(0.23)
Year ended 9-30-2009	6.62	0.22	(3)	0.64	0.86	(0.22)	—	(0.22)
Year ended 9-30-2008	6.92	0.20		(0.29)	(0.09)	(0.21)	—	(0.21)
Year ended 9-30-2007	6.98	0.21		(0.07)	0.14	(0.20)	—	(0.20)
Class C Shares
Six-month period ended 3-31-2012 (unaudited)	7.35	0.11	(3)	0.19	0.30	(0.11)	—	(0.11)
Year ended 9-30-2011	7.41	0.24	(3)	(0.07)	0.17	(0.23)	—	(0.23)
Year ended 9-30-2010	7.26	0.24	(3)	0.15	0.39	(0.24)	—	(0.24)
Year ended 9-30-2009	6.62	0.23	(3)	0.63	0.86	(0.22)	—	(0.22)
Year ended 9-30-2008	6.92	0.20		(0.29)	(0.09)	(0.21)	—	(0.21)
Year ended 9-30-2007	6.98	0.21		(0.07)	0.14	(0.20)	—	(0.20)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

72	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2012 (unaudited)	$7.55	4.58%	$866	0.87	%(4)	3.85	%(4)	0.91	%(4)	3.81	%(4)	2%
Year ended 9-30-2011	7.36	3.40	774	0.87		4.22		0.91		4.18		5
Year ended 9-30-2010	7.42	6.45	741	0.87		4.15		0.91		4.11		13
Year ended 9-30-2009	7.27	14.31	618	0.90		4.26		0.95		4.21		24
Year ended 9-30-2008	6.63	-0.39	503	0.93		3.82		0.97		3.78		20
Year ended 9-30-2007	6.92	2.84	499	0.95		3.99		0.99		3.95		5
Class B Shares
Six-month period ended 3-31-2012 (unaudited)	7.54	4.05	1	1.86	(4)	2.87	(4)	1.88	(4)	2.85	(4)	2
Year ended 9-30-2011	7.35	2.41	2	1.84		3.25		1.87		3.22		5
Year ended 9-30-2010	7.41	5.44	2	1.82		3.21		1.85		3.18		13
Year ended 9-30-2009	7.26	13.28	3	1.87		3.29		1.91		3.25		24
Year ended 9-30-2008	6.62	-1.38	3	1.86		2.89		1.90		2.85		20
Year ended 9-30-2007	6.92	2.03	4	1.88		3.05		1.92		3.01		5
Class C Shares
Six-month period ended 3-31-2012 (unaudited)	7.54	4.12	18	1.74	(4)	2.97	(4)	1.76	(4)	2.95	(4)	2
Year ended 9-30-2011	7.35	2.50	13	1.75		3.34		1.78		3.31		5
Year ended 9-30-2010	7.41	5.54	14	1.73		3.28		1.76		3.25		13
Year ended 9-30-2009	7.26	13.34	9	1.79		3.37		1.83		3.33		24
Year ended 9-30-2008	6.62	-1.39	4	1.87		2.88		1.91		2.84		20
Year ended 9-30-2007	6.92	2.00	3	1.90		3.03		1.94		2.99		5

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	73

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2012 (unaudited)	$4.74	$0.12	(3)	$ 0.16	$ 0.28	$(0.13)	$—	$(0.13)
Year ended 9-30-2011	4.87	0.26	(3)	(0.12)	0.14	(0.27)	—	(0.27)
Year ended 9-30-2010	4.70	0.26	(3)	0.17	0.43	(0.26)	—	(0.26)
Year ended 9-30-2009	4.48	0.26	(3)	0.21	0.47	(0.25)	—	(0.25)
Year ended 9-30-2008	5.00	0.24		(0.52)	(0.28)	(0.24)	—	(0.24)
Year ended 9-30-2007	5.10	0.24		(0.10)	0.14	(0.24)	—	(0.24)
Class B Shares
Six-month period ended 3-31-2012 (unaudited)	4.74	0.10	(3)	0.15	0.25	(0.10)	—	(0.10)
Year ended 9-30-2011	4.87	0.22	(3)	(0.13)	0.09	(0.22)	—	(0.22)
Year ended 9-30-2010	4.70	0.22	(3)	0.17	0.39	(0.22)	—	(0.22)
Year ended 9-30-2009	4.48	0.22	(3)	0.21	0.43	(0.21)	—	(0.21)
Year ended 9-30-2008	5.00	0.20		(0.52)	(0.32)	(0.20)	—	(0.20)
Year ended 9-30-2007	5.10	0.19		(0.10)	0.09	(0.19)	—	(0.19)
Class C Shares
Six-month period ended 3-31-2012 (unaudited)	4.74	0.10	(3)	0.16	0.26	(0.11)	—	(0.11)
Year ended 9-30-2011	4.87	0.22	(3)	(0.12)	0.10	(0.23)	—	(0.23)
Year ended 9-30-2010	4.70	0.23	(3)	0.16	0.39	(0.22)	—	(0.22)
Year ended 9-30-2009	4.48	0.22	(3)	0.21	0.43	(0.21)	—	(0.21)
Year ended 9-30-2008	5.00	0.19		(0.51)	(0.32)	(0.20)	—	(0.20)
Year ended 9-30-2007	5.10	0.19		(0.10)	0.09	(0.19)	—	(0.19)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

74	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2012 (unaudited)	$4.89	5.87%	$718	0.89	%(4)	5.16	%(4)	0.93	%(4)	5.12	%(4)	2%
Year ended 9-30-2011	4.74	3.11	639	0.89		5.65		0.92		5.62		14
Year ended 9-30-2010	4.87	9.49	658	0.89		5.62		0.93		5.58		16
Year ended 9-30-2009	4.70	11.40	515	0.93		6.20		0.97		6.16		34
Year ended 9-30-2008	4.48	-5.82	445	0.90		4.92		0.94		4.88		26
Year ended 9-30-2007	5.00	2.68	497	0.97		4.67		1.01		4.63		33
Class B Shares
Six-month period ended 3-31-2012 (unaudited)	4.89	5.37	2	1.85	(4)	4.22	(4)	1.88	(4)	4.19	(4)	2
Year ended 9-30-2011	4.74	2.16	2	1.83		4.72		1.86		4.69		14
Year ended 9-30-2010	4.87	8.51	3	1.79		4.71		1.82		4.68		16
Year ended 9-30-2009	4.70	10.43	4	1.83		5.27		1.87		5.23		34
Year ended 9-30-2008	4.48	-6.63	5	1.75		4.05		1.79		4.01		26
Year ended 9-30-2007	5.00	1.81	7	1.82		3.81		1.86		3.77		33
Class C Shares
Six-month period ended 3-31-2012 (unaudited)	4.89	5.43	27	1.73	(4)	4.31	(4)	1.76	(4)	4.28	(4)	2
Year ended 9-30-2011	4.74	2.23	21	1.75		4.80		1.78		4.77		14
Year ended 9-30-2010	4.87	8.56	23	1.74		4.76		1.77		4.73		16
Year ended 9-30-2009	4.70	10.42	15	1.83		5.30		1.87		5.26		34
Year ended 9-30-2008	4.48	-6.67	13	1.79		4.02		1.83		3.98		26
Year ended 9-30-2007	5.00	1.77	13	1.87		3.77		1.91		3.73		33

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	75

NOTES TO FINANCIAL STATEMENTS

Waddell & Reed Advisors Funds	MARCH 31, 2012 (UNAUDITED)

1.	ORGANIZATION

Waddell & Reed Advisors Funds, a Delaware statutory trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Waddell & Reed Advisors Bond Fund, Waddell & Reed Advisors Cash Management, Waddell & Reed Advisors Global Bond Fund, Waddell & Reed Advisors Government Securities Fund, Waddell & Reed Advisors High Income Fund, Waddell & Reed Advisors Municipal Bond Fund and Waddell & Reed Advisors Municipal High Income Fund (each, a Fund) are seven series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Prospectus and Statement of Additional Information. The investment manager to each Fund is Waddell & Reed Investment Management Company (WRIMCO or the Manager).

Each Fund (except Cash Management, Municipal Bond Fund and Municipal High Income Fund, which do not offer Class Y shares) offers Class A, Class B, Class C and Class Y shares. Class B and Class C shares of Cash Management are closed to direct investment. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, Class B and Class C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares or Class A shares of Cash Management. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are valued as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended March 31, 2012, management believes that no liability for unrecognized tax positions is required. The Funds are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2006.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

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Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (SEC) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Refer to prospectus for all risks associated with owning shares in the Funds.

Inflation-Indexed Bonds Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Payment In-Kind Securities Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

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Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Fund’s investment subadvisor, as applicable, consider advantageous.

The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Senior Loans. A Fund invests in senior secured corporate loans (senior loans) either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Senior loans are generally made to U.S. and foreign borrowers that are corporations, partnerships, or other business entities. Senior loans are generally readily marketable, but some loans may be illiquid or may be subject to some restrictions on resale.

Certain senior loans contain provisions that obligate a Fund to fund future commitments at the borrower’s discretion.

Custodian Fees. “Custodian fees” in the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund, at a rate equal to the custodian’s prime rate less 150 basis points. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees and Chief Compliance Officer Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

New Accounting Pronouncements. In April 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.” The ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Funds’ financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Funds’ financial statements.

Estimates. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the net asset value of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter (OTC) equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

Security prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. OTC options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Mutual funds, including investment funds, typically are valued at the net asset value reported as of the valuation date.

Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE.

Senior loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service.

Short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. IICO, pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which market values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

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•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage- backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank Loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would then be in Level 3.

Corporate Bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity Securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Municipal Bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts. Exchange listed option contracts traded on securities exchanges are fair value based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise, the fair values would categorized as Level 3. Option contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

Total Return Swaps. Total return swaps are fair valued using pricing models that take into account among other factor; index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

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Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. Transfers in and out of Level 3 represent the value at the later of the beginning of the period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2012.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

Securities’ values included in the Level 3 reconciliations have been primarily determined through the use of a single quote (or multiple quotes) from dealer(s) in the securities using proprietary valuation models. These quotes involve significant unobservable inputs, and thus the related securities are classified as Level 3 investments.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of March 31, 2012, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial position and results of operations when presented by primary underlying risk exposure. Please see the prospectus for a full discussion of risks of investing in derivative instruments.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (forward contracts) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified in the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

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Option Contracts. Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying security (or basket of securities). With written options, there may be times when a Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Swap Agreements. Certain Funds may invest in swap agreements.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The creditworthiness of firms with which a Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral. A Fund may mitigate credit risk through Credit Support Annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2012:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Global Bond Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$113	Unrealized depreciation on forward foreign currency contracts	$1,447
High Income Fund	Foreign currency			Unrealized depreciation on forward foreign currency contracts	296

Amount of realized gain (loss) on derivatives recognized in the Statement of Operations for the period ended March 31, 2012:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Global Bond Fund	Foreign currency	$—	$—	$—	$—	$2,879	$2,879
High Income Fund	Foreign currency	—	—	—	—	3,398	3,398

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Change in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations for the period ended March 31, 2012:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Global Bond Fund	Foreign currency	$—	$—	$—	$—	$1,238	$1,238
High Income Fund	Foreign currency	—	—	—	—	(3,436)	(3,436)

During the period ended March 31, 2012, the average derivative volume was as follows:

Fund	Long forward contracts(1)	Short forward contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
Global Bond Fund	$127,512	$128,903	$—	$—	—	—	—
High Income Fund	52,547	50,645	—	—	—	—	—

(1)	Average market value outstanding during the period.
(2)	Average notional amount outstanding during the period.

Objectives and Strategies

Global Bond Fund. The Fund’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Fund utilized forward contracts to either hedge a position held by the Fund, to gain exposure to a currency where a foreign bond is not available, or to take a fundamental position long or short in a particular currency.

High Income Fund. The Fund’s objective in using derivatives during the period was to hedge the exposure to foreign currencies from securities held in the portfolio. To achieve this objective, the Fund utilized forward contracts.

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	Over $1,500M
Bond Fund	0.525%	0.500%	0.450%	0.400%
Cash Management	0.400	0.400	0.400	0.400
Global Bond Fund	0.625	0.600	0.550	0.500
Government Securities Fund	0.500	0.450	0.400	0.350
High Income Fund	0.625	0.600	0.550	0.500
Municipal Bond Fund	0.525	0.500	0.450	0.400
Municipal High Income Fund	0.525	0.500	0.450	0.400

Effective October 1, 2006, under terms of a settlement agreement, the fee is payable at the following annual rates for those Funds included in the settlement agreement until September 30, 2016:

Fund (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	Over $1,500M
Bond Fund	0.485%	0.500%	0.450%	0.400%
Global Bond Fund	0.590	0.600	0.550	0.500
Government Securities Fund	0.460	0.450	0.400	0.350
High Income Fund	0.575	0.600	0.550	0.500
Municipal Bond Fund	0.485	0.500	0.450	0.400
Municipal High Income Fund	0.485	0.500	0.450	0.400

Effective October 8, 2007, upon completion of the merger of Limited-Term Bond Fund into Bond Fund, the fee for Bond Fund is as follows: 0.475% of net assets up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

WRIMCO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

2012	SEMIANNUAL REPORT	83

Accounting Services Fees. The Trust has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), doing business as WI Services Company (WISC), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Administrative Fee. Each Fund also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month, each Fund (except Cash Management) pays a monthly fee of $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. Cash Management pays a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. Government Securities Fund Class A, which also has check writing privileges, pays $0.75 for each shareholder check processed in the prior month. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. If the aggregate annual rate of the WISC transfer agent fee and the costs charged by the financial services companies exceeds $18.00 per account for a Fund, WISC will reimburse the Fund the amount in excess of $18.00.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan for Class A Shares. Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act, each Fund, other than Cash Management, may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is paid daily to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class either directly or by third parties. For each of Bond Fund, Government Securities Fund, Municipal Bond Fund and Municipal High Income Fund, the Board of Trustees has limited payments to 0.237%, 0.232%, 0.237% and 0.247%, respectively, of the Fund’s average Class A net assets on an annual basis. The Board may in the future, without shareholder approval, authorize payments up to a maximum of 0.25% of the Fund’s average Class A net assets on an annual basis, if it determines to do so.

Distribution and Service Plan for Class B and Class C Shares. Under the Distribution and Service Plan adopted by the Trust for Class B and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

84	SEMIANNUAL REPORT	2012

Sales Charges. As principal underwriter for the Trust’s shares, W&R receives sales commissions (which are not an expense of the Trust) for sales of Class A shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A shares and is paid to W&R. During the period ended March 31, 2012, W&R received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC					Commissions Paid(1)
		Class A		Class B		Class C

Bond Fund	$664	$2		$5		$1	$422
Cash Management	—	12		4		1	—
Global Bond Fund	254	—	*	4		1	178
Government Securities Fund	168	—	*	3		1	114
High Income Fund	965	1		5		4	605
Municipal Bond Fund	580	2		—	*	1	457
Municipal High Income Fund	575	2		1		2	455

*	Not shown due to rounding.

(1)	W&R reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. During the period ended March 31, 2012, the following amounts were waived as a result of the reduced management fees related to the settlement agreement:

Global Bond Fund	$88
Government Securities Fund	96
High Income Fund	125
Municipal Bond Fund	100
Municipal High Income Fund	100

For each of Bond Fund, Government Securities Fund, Municipal Bond Fund and Municipal High Income Fund, the Board of Trustees has limited Rule 12b-1 payments to 0.237%, 0.232%, 0.237% and 0.247%, respectively, of the Fund’s average Class A net assets on an annual basis. During the period ended March 31, 2012, the following amounts represent the difference between 0.25% and the reduced Rule 12b-1 fees:

Bond Fund	$90
Government Securities Fund	39
Municipal Bond Fund	53
Municipal High Income Fund	10

WRIMCO has voluntarily agreed to reimburse sufficient expenses of any class of Cash Management to maintain a minimum annualized yield of 0.02%. This reimbursement serves to reduce shareholder servicing and/or distribution and service fees. For the period ended March 31, 2012, the following expenses were reimbursed:

Cash Management, Class A	$2,822
Cash Management, Class B	29
Cash Management, Class C	58

Any amounts due to the funds as a reimbursement but not paid as of March 31, 2012 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

6.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended March 31, 2012, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Bond Fund	$100,194	$118,450	$126,261	$33,910
Cash Management	—	—	—	—
Global Bond Fund	37,814	67,453	43,458	110,913
Government Securities Fund	114,113	—	61,739	—
High Income Fund	—	651,401	—	661,114
Municipal Bond Fund	—	49,143	—	18,650
Municipal High Income Fund	—	37,356	—	10,982

2012	SEMIANNUAL REPORT	85

7.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Bond Fund				Cash Management
	Six months ended 3-31-12		Year ended 9-30-11		Six months ended 3-31-12		Year ended 9-30-11
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	38,378	$248,603	69,127	$435,444	2,123,602	$2,123,602	4,672,035	$4,672,035
Class B	277	1,787	339	2,141	2,335	2,335	6,910	6,910
Class C	596	3,855	833	5,252	2,302	2,302	10,650	10,650
Class Y	1,707	10,988	8,996	56,453	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	3,334	21,509	5,650	35,521	103	103	188	188
Class B	18	118	47	296	— *	— *	1	1
Class C	29	190	55	348	1	1	2	2
Class Y	152	979	126	794	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(25,191)	(163,029)	(58,311)	(366,504)	(2,156,271)	(2,156,271)	(4,796,426)	(4,796,426)
Class B	(521)	(3,369)	(1,752)	(10,993)	(3,245)	(3,245)	(9,652)	(9,652)
Class C	(400)	(2,585)	(1,347)	(8,426)	(5,067)	(5,067)	(11,386)	(11,386)
Class Y	(4,183)	(27,029)	(898)	(5,701)	N/A	N/A	N/A	N/A
Net increase (decrease)	14,196	$92,017	22,865	$144,625	(36,240)	$(36,240)	(127,678)	$(127,678)
	Global Bond Fund				Government Securities Fund
	Six months ended 3-31-12		Year ended 9-30-11		Six months ended 3-31-12		Year ended 9-30-11
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	21,951	$86,650	62,252	$251,184	14,626	$85,105	24,728	$140,803
Class B	159	624	425	1,716	102	594	269	1,521
Class C	299	1,176	1,486	5,988	331	1,927	687	3,952
Class Y	5,568	21,836	11,811	47,548	2,801	16,246	4,373	25,601
Shares issued in reinvestment of distributions to shareholders:
Class A	4,656	18,285	6,855	27,589	1,390	8,076	2,659	15,090
Class B	35	139	68	273	10	60	33	187
Class C	76	298	119	480	25	148	57	324
Class Y	361	1,414	218	875	139	810	23	131
Shares redeemed:
Class A	(29,903)	(117,909)	(56,481)	(227,576)	(10,066)	(58,569)	(25,120)	(142,744)
Class B	(546)	(2,148)	(1,526)	(6,147)	(185)	(1,077)	(918)	(5,210)
Class C	(752)	(2,964)	(2,194)	(8,835)	(347)	(2,022)	(1,109)	(6,302)
Class Y	(6,849)	(26,979)	(1,210)	(4,860)	(1,390)	(8,050)	(93)	(528)
Net increase (decrease)	(4,945)	$(19,578)	21,823	$88,235	7,436	$43,248	5,589	$32,825

86	SEMIANNUAL REPORT	2012

	High Income Fund				Municipal Bond Fund
	Six months ended 3-31-12		Year ended 9-30-11		Six months ended 3-31-12		Year ended 9-30-11
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	21,832	$152,135	43,122	$307,274	15,122	$112,762	22,479	$161,562
Class B	173	1,205	427	3,043	38	281	45	333
Class C	669	4,678	1,383	9,881	729	5,443	601	4,336
Class Y	1,745	12,215	6,177	44,275	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	7,497	52,302	13,033	92,478	1,862	13,816	3,716	26,520
Class B	76	528	170	1,208	3	23	8	59
Class C	146	1,020	269	1,906	29	212	57	406
Class Y	737	5,127	1,496	10,619	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(21,236)	(147,029)	(46,375)	(329,600)	(7,548)	(56,194)	(20,824)	(147,525)
Class B	(509)	(3,528)	(1,416)	(10,098)	(85)	(636)	(112)	(797)
Class C	(832)	(5,724)	(1,600)	(11,399)	(243)	(1,795)	(745)	(5,288)
Class Y	(6,209)	(42,644)	(4,314)	(30,073)	N/A	N/A	N/A	N/A
Net increase	4,089	$30,285	12,372	$89,514	9,907	$73,912	5,225	$39,606

	Municipal High Income Fund
	Six months ended 3-31-12		Year ended 9-30-11
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	18,213	$87,530	23,488	$109,634
Class B	21	102	56	269
Class C	1,393	6,703	1,474	6,874
Class Y	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	2,979	14,311	6,269	29,087
Class B	9	46	26	121
Class C	92	442	190	881
Class Y	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(9,075)	(43,531)	(30,011)	(138,680)
Class B	(96)	(463)	(244)	(1,132)
Class C	(511)	(2,460)	(1,847)	(8,522)
Class Y	N/A	N/A	N/A	N/A
Net increase (decrease)	13,025	$62,680	(599)	$(1,468)

8.	COMMITMENTS

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At March 31, 2012, High Income Fund had outstanding bridge loan commitments of $45,480,000. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income in the Statements of Operations.

9.	REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

The SEC Order further requires that the $50 million in settlement amounts will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds’ Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due

2012	SEMIANNUAL REPORT	87

to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order is available on the SEC’s website at www.sec.gov.

10.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of investments	Gross appreciation	Gross depreciation	Net unrealized appreciation
Bond Fund	$1,422,414	$92,917	$15,477	$77,440
Cash Management	1,077,495	—	—	—
Global Bond Fund	840,655	27,854	16,191	11,663
Government Securities Fund	469,391	19,642	439	19,203
High Income Fund	1,507,065	55,594	35,411	20,183
Municipal Bond Fund	805,998	76,607	2,260	74,347
Municipal High Income Fund	718,455	53,485	30,243	23,242

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended September 30, 2011 and the post-October activity updated with information available through the date of this report were as follows:

Fund	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Losses Deferred

Bond Fund	$37,926	$3,231	$—	$—	$—	$—
Cash Management	201	271	—	—	—	—
Global Bond Fund	29,816	6,742	—	—	—	1,797
Government Securities Fund	11,020	140	5,186	4,181	—	—
High Income Fund	113,665	4,220	—	—	—	—
Municipal Bond Fund	30,661	1,285	—	—	—	486
Municipal High Income Fund	36,743	360	—	—	—	—

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year (post-October losses). Distributions shown above may be reported differently to individual shareholders.

Capital loss carryovers are available to offset future net realized gains incurred in the eight taxable years succeeding the loss year for Federal income tax purposes. The following table shows the totals by year in which the capital loss carryovers will expire if not utilized:

Fund	2012	2013	2014	2015	2016	2017	2018	2019

Bond Fund	$—	$—	$—	$3,741	$—	$276	$5,562	$—
Cash Management	—	—	—	—	—	—	209	215
Global Bond Fund	—	—	—	—	—	—	2,877	—
Government Securities Fund	—	—	—	—	—	—	—	—
High Income Fund	—	—	—	—	—	30,966	17,192	—
Municipal Bond Fund	—	—	115	1,919	—	—	53	56
Municipal High Income Fund	4,152	5,048	—	420	—	504	16,061	—

The Regulated Investment Company Modernization Act of 2010 was signed into law on December 22, 2010 and the Fund’s first fiscal year end subject to this Act will be September 30, 2012.

88	SEMIANNUAL REPORT	2012

PROXY VOTING INFORMATION

Waddell & Reed Advisors Funds

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Waddell & Reed Advisors Funds

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:

Waddell & Reed Advisors Funds

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2012	SEMIANNUAL REPORT	89

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90	SEMIANNUAL REPORT	2012

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Opportunities Fund

Waddell & Reed Advisors New Concepts Fund

Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Tax-Managed Equity Fund

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund

Waddell & Reed Advisors Continental Income Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL

Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus, or summary prospectus, carefully before investing.

2012	SEMIANNUAL REPORT	91

SEMIANN-WRA-FI (3-12)

ITEM 2.    CODE OF ETHICS.

Required in annual report only.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred over the Registrant’s last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a) (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: June 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: June 7, 2012

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: June 7, 2012